UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                                USAA CORNERSTONE
                                      STRATEGY Fund

                                     [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2007

                                           (c)2008, USAA.  All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                             10

INVESTMENT OVERVIEW                                                          11

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        72

    Financial Statements                                                     76

    Notes to Financial Statements                                            79

EXPENSE EXAMPLE                                                              97

SUBADVISORY AGREEMENT                                                        99

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                  ...I expect market volatility to continue over
[PHOTO OF CHRISTOPHER W. CLAUS]         the near term. Long term, however,
                                    I believe patience - and quality investment
                                           management - can win the day.

                                                         "

                                                                   December 2007
--------------------------------------------------------------------------------

         When I wrote to you six months ago, the stock market was up. The Dow Jones Industrial Average, for example, had climbed about 9% during the first five months of the year. This strong performance prompted me to ask: "Is this as good as it gets for 2007?" And from the vantage point of December, it appears that the answer was "yes."

         During the summer, questions about subprime lending took center stage, and market volatility increased, with many days of double-digit declines and double-digit advances. Investor complacency about market risk collapsed as years of abnormally low interest rates, easy liquidity, and housing price appreciation came to an end. Meanwhile, international, emerging markets, and gold stocks continued to post strong absolute returns.

         As a result, we are moving into 2008 with more questions and concerns than we usually have at the beginning of a new year. The central issue
         - whether the slowing U.S. economy could slip into recession. And, if America's economy stumbles, will the world economy be able to maintain a reasonable rate of growth? No one knows, of course, but I believe the U.S. housing market will determine whether the U.S. economy goes into a recession.

         Until last year, the run-up in housing prices helped boost economic growth. Large numbers of people were able to take equity out of their homes to support their spending. (Consumer spending is important because it accounts for two-thirds of total economic activity.) Unfortunately, many Americans already carry too much debt and seem unlikely to receive new loans from banks, which are reluctant to lend on collateral (housing) that is declining in value. Furthermore, it could take several years to work through the current oversupply of unsold homes, keeping downward pressure on housing prices for a while.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         If the consumer responds by pulling back on spending, corporations could follow suit in an effort to support earnings. The combination of decreased consumer and corporate spending could tip the economy into a mild recession.

         Given the uncertain economic picture, I expect market volatility to continue over the near term. Long term, however, I believe patience - and quality investment management - can win the day.

         o For   discerning   investors,   U.S.   large-cap   stocks  may  offer
           opportunity; they appear attractively priced.

         o Gold stocks have performed well. Because gold is negatively correlated with the U.S. dollar, these securities have benefited from the weakness of the dollar. Going forward, I see gold prices being more influenced by inflation, with an outlook on gold that is neutral to positive.

         o International and emerging markets equities, which have appreciated significantly over the past five years, could see a pullback in prices. Yet, over time, the outlook appears positive. Of particular note: the emerging markets. Besides an increasing number of exports, these economies have a burgeoning middle class that provides them with home-grown consumers. Investors with a long-term horizon and a tolerance for volatility still could find potential in these markets.

         Whatever happens in the months ahead, USAA Investment Management Company will continue working hard for you. From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

         Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company
   ARNOLD J. ESPE, CFA
   Bonds and Money Market Instruments

   MARK W. JOHNSON, CFA
   Precious Metals and Minerals,
   Real Estate Securities

   RON SWEET, CFA, CPA
   Exchange-Traded Funds

Batterymarch Financial Management, Inc. (U.S. and International Stocks)
   THOMAS LINKAS, CFA

   CHARLES F. LOVEJOY, CFA

Credit Suisse Asset Management, LLC (U.S. Stocks)
   JOSEPH CHERIAN, Ph.D.

Credit Suisse Asset Management, LLC (U.S. Stocks)
   WILLIAM WENG, Ph.D.

   TODD JABLONSKI, CFA

   ERIC LENG, Ph.D., CFA

Quantitative Management Associates LLC (International Stocks)
   MARGARET S. STUMPP, Ph.D.

   TED LOCKWOOD

   JOHN VAN BELLE, Ph.D.

Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group
   (Index Options)
   YIRONG LI, CFA

   STU ROSENTHAL, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

              For the six-month period ended November 30, 2007, the USAA Cornerstone Strategy Fund had a total return of -0.18%. This compares to a total return of 1.89% for the Lipper Global Flexible Funds Index and -2.33% for the S&P 500 Index.

              In July, the Board of Trustees (the Board) and USAA Investment Management Company (USAA IMCO) hired Quantitative Management Associates LLC (QMA) to serve as a subadviser for the Fund's portion of international stocks assets formerly managed by MFS Investment Management (MFSIM), and shifted the international stocks segment of the MFSIM portion to Batterymarch Financial Management, Inc. (Batterymarch). Credit Suisse Asset Management, LLC (Credit Suisse) continues as a subadviser for the Fund.

              Effective October 1, 2007, the Board and USAA IMCO hired Credit Suisse Securities (USA) LLC for its Volaris Volatility Management Group (Volaris Group) to serve as a subadviser for

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              the Fund. Volaris Group is responsible for managing the index option-based risk management strategy for the Fund. IMCO did not allocate any assets of the Fund to Volaris Group for management during the reporting period.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

              The major event was the global credit crisis brought on by increasing problems with subprime lending in the United States, which is related to the extended downturn in the American housing market. The crisis seemed to peak in late August before subsiding in the wake of Federal Reserve Board (Fed) intervention, but peaked again in November. During these times of heightened concern, there was a sharp sell-off in international markets.

              At the same time, investors had to deal with a slowdown in earnings growth in the United States and overseas developed markets after an extended period of coordinated growth in the global economy and historically high earnings. Although earnings in emerging markets are still healthy, it is difficult to compare them with last year's. The lack of earnings growth in the United States and overseas developed markets in concert with the U.S. credit crisis and economic slowdown have brought volatility back into international stock markets after a long absence.

              During the six months, developed overseas markets outperformed those in the United States but significantly lagged emerging stock markets, where earnings growth remained relatively robust. Precious metals and minerals stocks did very well, in large part due to the falling dollar and rising oil prices, while real estate investment trusts (REITs) performed poorly.

              In the bond market, the credit crisis sparked a tremendous flight to quality, with investors seeking a safe haven in U.S. Treasury securities at the expense of virtually all other fixed-income asset classes. So even though the Fed was cutting rates and the yield on the benchmark 10-year U.S. Treasury fell from 4.89% on May 31, 2007, to 3.94% on November 30, 2007, corporate securities did not perform as well as Treasuries.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW WAS THE FUND POSITIONED FOR THIS ENVIRONMENT?

              Throughout the six-month period, the Fund's positioning reflected our view that the U.S. economy would come in for a soft landing.

              Taken as a whole, the Fund's asset allocation decisions were positive. Within the United States, the Fund emphasized large-cap growth stocks and had little exposure to small-cap value stocks, which proved to be the right positioning. The U.S. equity portion is managed by Credit Suisse, which uses a quantitative equity strategy.

              The decision to maintain a healthy weighting in the U.S. bond market was the correct one; however, the lack of exposure to U.S. Treasury securities within the bond portion held back performance.

              The Fund maintained a relatively neutral position to overseas developed markets and had a slight underweight to emerging markets. Batterymarch increased emerging markets exposure when it assumed management of this portion of the Fund. The Fund maintained exposure to gold, which had very high returns, and avoided the lagging REIT sector.

              At November 30, roughly 41% of net assets were invested in U.S. equities, 25% was in bonds and money market securities, 26% was in developed overseas equity markets, 4% was in emerging equity markets, 3% was in precious metals and minerals, primarily in gold-oriented stocks, and 1% was in real estate equities.

PLEASE DISCUSS THE PERFORMANCE OF THE FUND'S BOND MARKET ALLOCATION.

              Oriented toward income, we use USAA's research advantage to seek to emphasize higher-yielding investment-grade corporate bonds and other non-U.S. Treasury securities, because over time their higher yields can lead to outperformance relative to Treasury securities. Unfortunately, this strategy did not prove beneficial during the reporting period. Turbulence in the credit market

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-71.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              caused a tremendous flight to quality in Treasuries, which meant that investors sold corporate and other spread sectors indiscriminately, often without regard to the fundamentals of individual bond issues. Our experienced analytical staff continuously reviewed the Fund's holdings for creditworthiness and generally found no fundamental reason for the market's reaction. We believe our research-based strategy has the potential to outperform when the market refocuses on individual bond fundamentals.

              Looking ahead, we expect that the Fed will continue to cut short-term interest rates, but believe that long-term Treasury rates are unlikely to fall much further. We are finding excellent value in the investment-grade markets and believe that corporate bonds and certain asset-backed securities have the most potential to outperform.

PLEASE DISCUSS THE PERFORMANCE OF THE INTERNATIONAL STOCKS PORTION MANAGED BY BATTERYMARCH.

              Batterymarch uses a "go-anywhere" approach, applying its investment management process to seek to select the best stocks in all global markets within regional allocation guidelines set by USAA IMCO.

              The Batterymarch portion of the Fund benefited from sector allocation, while stock selection detracted from performance. In terms of individual countries, this portion of the Fund benefited from having substantial exposure to Asia ex-Japan, but was hurt by less exposure to the aggregated resource-oriented markets of Australia, New Zealand, and Canada.

              Within emerging markets, Batterymarch believes valuation is no longer the driver of emerging markets' outperformance; their previous valuation discount has been erased following a long period of global market leadership. Therefore, emerging markets may have to rely on higher growth rates and profitability, lower leverage, and the ongoing strength of their countries' sovereign

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

              fundamentals. So far these markets are delivering and, absent a global recession, Batterymarch expects that they will continue to do so.

HOW DOES QMA SELECT STOCKS?

              QMA invests in a large, highly diversified portfolio of companies, applying strict quantitative criteria and carefully managing risk in terms of country, industry, sector, capitalization, or investment style.

              QMA utilizes quantitative management techniques that emphasize price in value stocks and earnings in growth stocks. Low earnings growth doesn't necessarily make a value stock unattractive if its price is low enough, and a high price doesn't necessarily make a growth stock unattractive if its earnings are rising fast enough. Being quantitative means that QMA can consistently apply different selection criteria to stocks with varying growth rates. As of the end of the period, the QMA portion of the Fund held 308 stocks that are in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index.

WHAT DOES THE ADDITION OF VOLARIS GROUP MEAN FOR THE FUND?

              The Volaris Group may help to increase the Fund's flexibility in seeking to manage potential losses in equity market investments. Previously, if we at USAA IMCO believed stocks were overvalued, our only tool was to direct the different subadvisers to sell stocks. This could be very disruptive to the managers, cause the Fund to incur significant trading costs, and limit the Fund's ability to participate should the market continue to rise. Volaris Group will manage an index option strategy using a collar, which involves selling index call options and purchasing index put options or put spread options against a highly correlated stock portfolio to seek to

              THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              reduce the Fund's volatility. This strategy seeks to limit the Fund's potential downside, and upside, when we at USAA IMCO believe stocks are overvalued. This approach, in combination with the diversified stock portfolio, is designed to seek to provide the Fund with fairly consistent returns over a wide range of equity market environments.

WHAT ARE THE OUTLOOK AND CORRESPONDING STRATEGY?

              In terms of the soft-landing scenario in the United States, we believe the next several months will be very important. The problems in the financial sector are not over, in our opinion, and we expect more significant balance sheet write-downs that may put additional strain on the economy and cause the market to remain volatile.

              At the end of the reporting period, our models showed U.S. stocks were approaching fair value. While we continue to maintain our long-term strategic allocation to stocks, still emphasizing large-cap growth stocks while avoiding small-cap value stocks, given our conservative outlook for economic growth in the first half of 2008, we stand ready to reduce our equity exposure if stocks stage a strong rally. The Fund may utilize the new risk-management tools provided by Volaris Group to seek to limit downside risk as the market transitions.

              It appears that the credit market will continue to be very unsettled as the housing market tries to find some footing. This may be a buying opportunity in select corporate bonds.

              We would like to increase emerging markets exposure given the superior fundamentals in terms of economic and earnings growth, and will look to use any correction in emerging markets stock prices to achieve this objective. The Fund's positions in overseas developed markets and precious metals and minerals will remain roughly the same. We also believe that real estate investment trusts (REITs) are becoming attractive again and may look to rebuild a position.

              We thank you for your confidence and investment in the Fund.

10

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

                         USAA CORNERSTONE STRATEGY FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                      out of 891 moderate allocation funds
                     for the period ended November 30, 2007:

                                 OVERALL RATING
                                     * * * *

      3-YEAR                          5-YEAR                        10-YEAR
     * * * *                         * * * *                         * * *
 out of 891 funds                out of 687 funds               out of 383 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
              (if applicable) Morningstar Ratings metrics. Ratings
                       are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CORNERSTONE STRATEGY FUND (Ticker Symbol: USCRX)

OBJECTIVE
--------------------------------------------------------------------------------

Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and, to a much lesser extent, in bonds and money market instruments. The Fund may at times implement an index option-based strategy.

--------------------------------------------------------------------------------
                                          11/30/07                  5/31/07
--------------------------------------------------------------------------------
Net Assets                            $2,252.7 Million          $2,193.4 Million
Net Asset Value Per Share                  $28.45                    $28.51

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/07
--------------------------------------------------------------------------------

5/31/07 TO 11/30/07*              1 YEAR            5 YEARS            10 YEARS
      -0.18%                      8.28%              11.49%              5.87%

-----------------------------------
          EXPENSE RATIO**
-----------------------------------
Before Reimbursement         1.21%
After Reimbursement          1.19%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.19%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 1.19%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       LIPPER GLOBAL FLEXIBLE                                       USAA CORNERSTONE
                            FUNDS INDEX                  S&P 500 INDEX                STRATEGY FUND
11/30/97                    $10,000.00                    $10,000.00                   $10,000.00
12/31/97                     10,085.78                     10,171.61                    10,104.59
01/31/98                     10,110.40                     10,284.01                    10,100.99
02/28/98                     10,566.24                     11,025.30                    10,453.89
03/31/98                     10,920.80                     11,589.44                    10,785.19
04/30/98                     11,017.13                     11,708.12                    10,824.80
05/31/98                     10,922.78                     11,507.15                    10,763.59
06/30/98                     10,914.22                     11,974.22                    10,702.37
07/31/98                     10,807.50                     11,847.67                    10,456.51
08/31/98                      9,611.68                     10,135.96                     9,372.35
09/30/98                      9,765.54                     10,785.84                     9,555.54
10/31/98                     10,275.45                     11,661.82                     9,880.79
11/30/98                     10,735.54                     12,368.33                    10,164.91
12/31/98                     10,992.59                     13,080.58                    10,307.61
01/31/99                     11,123.12                     13,627.37                    10,295.86
02/28/99                     10,852.61                     13,203.90                    10,017.91
03/31/99                     11,205.99                     13,732.04                    10,111.87
04/30/99                     11,808.00                     14,263.80                    10,761.72
05/31/99                     11,619.89                     13,927.35                    10,683.43
06/30/99                     12,050.63                     14,698.17                    10,863.51
07/31/99                     12,042.33                     14,241.23                    10,749.34
08/31/99                     11,999.98                     14,170.72                    10,633.58
09/30/99                     11,934.40                     13,782.73                    10,488.88
10/31/99                     12,176.37                     14,654.53                    10,621.18
11/30/99                     12,603.87                     14,952.41                    10,716.27
12/31/99                     13,451.39                     15,831.85                    11,145.86
01/31/00                     13,176.54                     15,036.52                    10,828.39
02/29/00                     13,909.62                     14,752.18                    10,734.01
03/31/00                     13,842.05                     16,194.44                    11,394.69
04/30/00                     13,378.75                     15,707.39                    11,296.02
05/31/00                     13,168.62                     15,385.38                    11,270.28
06/30/00                     13,640.66                     15,764.30                    11,501.95
07/31/00                     13,472.22                     15,518.06                    11,409.64
08/31/00                     13,931.70                     16,481.41                    11,649.28
09/30/00                     13,520.68                     15,611.52                    11,338.63
10/31/00                     13,258.65                     15,545.20                    11,236.56
11/30/00                     12,746.36                     14,320.62                    11,032.42
12/31/00                     13,262.35                     14,390.87                    11,451.94
01/31/01                     13,433.80                     14,901.14                    11,653.80
02/28/01                     12,756.35                     13,543.30                    11,218.69
03/31/01                     12,127.10                     12,685.80                    10,841.89
04/30/01                     12,745.47                     13,670.84                    11,375.69
05/31/01                     12,647.97                     13,762.55                    11,335.31
06/30/01                     12,463.12                     13,427.71                    11,160.37
07/31/01                     12,286.68                     13,295.47                    11,187.29
08/31/01                     11,983.25                     12,463.99                    10,927.12
09/30/01                     11,193.18                     11,457.57                    10,169.04
10/31/01                     11,457.69                     11,676.18                    10,267.72
11/30/01                     11,871.63                     12,571.60                    10,761.15
12/31/01                     11,886.26                     12,681.80                    10,911.52
01/31/02                     11,809.37                     12,496.83                    10,734.17
02/28/02                     11,712.49                     12,255.78                    10,794.84
03/31/02                     12,037.84                     12,716.76                    11,158.87
04/30/02                     11,875.65                     11,946.11                    11,009.53
05/31/02                     12,015.33                     11,858.41                    11,000.19
06/30/02                     11,562.84                     11,014.03                    10,608.16
07/31/02                     10,878.37                     10,155.69                    10,006.11
08/31/02                     10,932.49                     10,222.17                    10,085.45
09/30/02                     10,260.01                      9,112.34                     9,511.41
10/31/02                     10,691.96                      9,913.49                     9,861.44
11/30/02                     11,121.04                     10,496.42                    10,272.13
12/31/02                     10,838.18                      9,880.09                    10,010.72
01/31/03                     10,666.38                      9,621.77                     9,731.04
02/28/03                     10,554.78                      9,477.19                     9,596.02
03/31/03                     10,543.58                      9,568.95                     9,591.20
04/30/03                     11,156.71                     10,356.77                    10,198.79
05/31/03                     11,753.71                     10,901.92                    10,714.75
06/30/03                     11,895.83                     11,041.19                    10,869.06
07/31/03                     11,988.74                     11,235.95                    10,951.04
08/31/03                     12,241.83                     11,454.64                    11,182.50
09/30/03                     12,429.00                     11,333.36                    11,187.32
10/31/03                     12,904.52                     11,974.16                    11,703.29
11/30/03                     13,111.52                     12,079.39                    11,886.53
12/31/03                     13,550.73                     12,712.44                    12,384.41
01/31/04                     13,857.09                     12,945.73                    12,540.01
02/29/04                     14,051.91                     13,125.61                    12,763.68
03/31/04                     14,115.09                     12,927.62                    12,656.71
04/30/04                     13,708.03                     12,724.95                    12,437.90
05/31/04                     13,771.40                     12,899.22                    12,544.87
06/30/04                     13,963.29                     13,149.97                    12,792.85
07/31/04                     13,607.37                     12,714.79                    12,418.45
08/31/04                     13,660.80                     12,765.75                    12,423.31
09/30/04                     13,988.92                     12,904.04                    12,642.12
10/31/04                     14,245.48                     13,101.18                    12,826.89
11/30/04                     14,905.04                     13,631.10                    13,356.88
12/31/04                     15,329.34                     14,094.81                    13,809.62
01/31/05                     15,057.21                     13,751.25                    13,576.79
02/28/05                     15,410.58                     14,040.47                    13,897.58
03/31/05                     15,123.79                     13,792.11                    13,659.57
04/30/05                     14,965.43                     13,530.66                    13,452.61
05/31/05                     15,252.22                     13,960.80                    13,726.84
06/30/05                     15,418.51                     13,980.80                    13,773.40
07/31/05                     15,786.14                     14,500.51                    14,176.98
08/31/05                     15,876.88                     14,368.27                    14,275.29
09/30/05                     16,168.83                     14,484.59                    14,363.25
10/31/05                     15,859.26                     14,242.99                    14,047.63
11/30/05                     16,250.21                     14,781.15                    14,347.73
12/31/05                     16,679.93                     14,786.46                    14,573.16
01/31/06                     17,356.21                     15,177.97                    14,961.56
02/28/06                     17,343.33                     15,219.03                    14,927.78
03/31/06                     17,585.11                     15,408.43                    15,119.17
04/30/06                     17,955.18                     15,615.19                    15,394.98
05/31/06                     17,510.90                     15,166.33                    14,916.53
06/30/06                     17,375.84                     15,186.46                    14,939.04
07/31/06                     17,392.35                     15,280.07                    15,062.88
08/31/06                     17,763.00                     15,643.08                    15,400.61
09/30/06                     17,973.56                     16,045.96                    15,530.07
10/31/06                     18,378.32                     16,568.52                    15,935.35
11/30/06                     18,817.39                     16,883.12                    16,340.63
12/31/06                     19,017.74                     17,119.96                    16,586.34
01/31/07                     19,191.28                     17,378.62                    16,791.50
02/28/07                     19,098.12                     17,039.72                    16,729.33
03/31/07                     19,251.06                     17,229.94                    16,915.83
04/30/07                     19,720.11                     17,992.84                    17,357.22
05/31/07                     20,122.85                     18,620.12                    17,724.01
06/30/07                     20,086.16                     18,310.95                    17,556.16
07/31/07                     19,991.07                     17,743.98                    17,251.54
08/31/07                     19,921.16                     18,009.50                    17,257.75
09/30/07                     20,626.01                     18,682.31                    17,935.38
10/31/07                     21,101.47                     18,979.45                    18,432.72
11/30/07                     20,502.73                     18,185.73                    17,692.92

                                          [END CHART]

              DATA FROM 11/30/97 THROUGH 11/30/07.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

              o The Lipper  Global  Flexible  Funds Index is an unmanaged  index that tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

              o The  S&P  500  Index  is an  unmanaged  index  representing  the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                                 TOP 3 HOLDINGS*
                                IN EACH CATEGORY
                                (% of Net Assets)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITIES
   E.ON AG                                                                  0.5%
   Nestle S.A.                                                              0.5%
   BHP Billiton plc                                                         0.4%
BONDS
   Berkshire Hathaway Finance Corp.                                         0.3%
   Credit Suisse First Boston Mortgage Securities Corp.                     0.3%
   Wachovia Bank Commercial Mortgage Trust                                  0.2%
U.S. EQUITIES
   SPDR Trust Series 1**                                                    4.0%
   Exxon Mobil Corp.                                                        0.7%
   Intel Corp.                                                              0.7%
PRECIOUS METALS AND MINERALS SECURITIES
   Compania de Minas Buenaventura S.A. ADR                                  0.2%
   Goldcorp, Inc.                                                           0.2%
   Hecla Mining Co.                                                         0.2%
REAL ESTATE EQUITY SECURITIES
   Annaly Capital Management, Inc.                                          0.1%
   Jones Lang LaSalle, Inc.                                                 0.1%
   New World Development Ltd.                                               0.1%
--------------------------------------------------------------------------------

 *EXCLUDES MONEY MARKET  INSTRUMENTS AND SHORT-TERM  INVESTMENTS  PURCHASED WITH
  CASH COLLATERAL FROM SECURITIES LOANED.

**PURSUANT TO A SECURITIES AND EXCHANGE  COMMISSION  (SEC) EXEMPTIVE ORDER AND A
  RELATED AGREEMENT WITH SPDR TRUST (SPDR), THE FUND MAY INVEST IN SPDR IN AMOUNTS EXCEEDING LIMITS SET FORTH IN THE INVESTMENT COMPANY ACT OF 1940 THAT WOULD OTHERWISE BE APPLICABLE.

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-71.

              FOREIGN AND PRECIOUS METALS AND MINERALS  INVESTING ARE SUBJECT TO
              ADDITIONAL   RISKS,   SUCH  AS   CURRENCY   FLUCTUATIONS,   MARKET
              ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      ASSET ALLOCATION
                          11/30/07

                         [PIE CHART OF ASSET ALLOCATION]

U.S. Equity Securities                              41.3%
International Equity Securities                     30.0%
Bonds                                               23.0%
Precious Metals and Minerals Securities              3.1%
Real Estate Equity Securities                        0.7%
Other*                                               8.7%

                       [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

------------------------------------------------------------
                 TOP 10 INDUSTRIES**
                  (% of Net Assets)
------------------------------------------------------------

Diversified Banks                                   6.3%

Commercial Mortgage-Backed Securities               4.4%

Integrated Oil & Gas                                4.2%

Pharmaceuticals                                     3.3%

Property & Casualty Insurance                       3.3%

Electric Utilities                                  2.7%

Gold                                                2.3%

Life & Health Insurance                             2.3%

Integrated Telecommunication Services               2.0%

Multi-Line Insurance                                1.9%
------------------------------------------------------------

         ** EXCLUDES U.S. GOVERNMENT AND EXCHANGE-TRADED FUNDS.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (41.3%)

              COMMON STOCKS (36.7%)

              CONSUMER DISCRETIONARY (3.3%)
              ----------------------------
              ADVERTISING (0.0%)
    1,400     Arbitron, Inc.                                                                                        $       56
                                                                                                                    ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    4,900     Coach, Inc.*                                                                                                 182
    2,600     Fossil, Inc.*                                                                                                113
   34,900     Phillips-Van Heusen Corp.                                                                                  1,480
      900     Warnaco Group, Inc.*                                                                                          33
                                                                                                                    ----------
                                                                                                                         1,808
                                                                                                                    ----------
              APPAREL RETAIL (0.2%)
    4,900     Aeropostale, Inc.*                                                                                           125
    7,600     American Eagle Outfitters, Inc.                                                                              174
    1,700     Buckle, Inc.                                                                                                  60
    3,100     Dress Barn, Inc.*                                                                                             44
   14,700     Guess?, Inc.                                                                                                 690
    2,700     Jos. A. Bank Clothiers, Inc.*                                                                                 70
   48,300     Men's Wearhouse, Inc.                                                                                      1,667
   76,000     TJX Companies, Inc.(a)                                                                                     2,230
                                                                                                                    ----------
                                                                                                                         5,060
                                                                                                                    ----------
              AUTO PARTS & EQUIPMENT (0.1%)
    1,900     American Axle & Manufacturing Holdings, Inc.                                                                  44
   17,100     Borg Warner, Inc.                                                                                          1,652
    1,700     Lear Corp.*                                                                                                   50
                                                                                                                    ----------
                                                                                                                         1,746
                                                                                                                    ----------
              AUTOMOBILE MANUFACTURERS (0.1%)
   63,600     Thor Industries, Inc.                                                                                      2,242
                                                                                                                    ----------
              AUTOMOTIVE RETAIL (0.0%)
    1,400     AutoZone, Inc.*                                                                                              156
                                                                                                                    ----------
              BROADCASTING & CABLE TV (0.2%)
    4,600     CBS Corp. "B"                                                                                                126
   86,700     DIRECTV Group, Inc.*                                                                                       2,156
   42,900     EchoStar Communications Corp. "A"*(a)                                                                      1,849
                                                                                                                    ----------
                                                                                                                         4,131
                                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              CASINOS & GAMING (0.0%)
    2,600     Bally Technologies, Inc.*                                                                             $      109
    3,800     Monarch Casino & Resort, Inc.*                                                                                97
    2,400     WMS Industries, Inc.*                                                                                         80
                                                                                                                    ----------
                                                                                                                           286
                                                                                                                    ----------
              COMPUTER & ELECTRONICS RETAIL (0.3%)
   37,100     Best Buy Co., Inc.                                                                                         1,894
   34,200     Gamestop Corp. "A"*                                                                                        1,965
   92,900     RadioShack Corp.                                                                                           1,718
                                                                                                                    ----------
                                                                                                                         5,577
                                                                                                                    ----------
              CONSUMER ELECTRONICS (0.1%)
   18,800     Garmin Ltd.                                                                                                2,018
    1,400     Harman International Industries, Inc.                                                                        103
                                                                                                                    ----------
                                                                                                                         2,121
                                                                                                                    ----------
              DISTRIBUTORS (0.0%)
    2,100     LKQ Corp.*                                                                                                    83
                                                                                                                    ----------
              EDUCATIONAL SERVICES (0.2%)
   48,560     Apollo Group, Inc. "A"*                                                                                    3,716
    2,100     Capella Education Co.*                                                                                       148
    4,600     DeVry, Inc.                                                                                                  253
    1,200     Strayer Education, Inc.                                                                                      217
                                                                                                                    ----------
                                                                                                                         4,334
                                                                                                                    ----------
              FOOTWEAR (0.2%)
   49,700     Crocs, Inc.*                                                                                               1,940
      600     Deckers Outdoor Corp.*                                                                                        87
   34,400     NIKE, Inc. "B"                                                                                             2,258
                                                                                                                    ----------
                                                                                                                         4,285
                                                                                                                    ----------
              GENERAL MERCHANDISE STORES (0.3%)
  127,400     Big Lots, Inc.*(a)                                                                                         2,379
   52,400     Dollar Tree Stores, Inc.*                                                                                  1,502
   82,600     Family Dollar Stores, Inc.                                                                                 1,945
   22,800     Target Corp.                                                                                               1,369
                                                                                                                    ----------
                                                                                                                         7,195
                                                                                                                    ----------
              HOME FURNISHINGS (0.0%)
    3,500     Tempur-Pedic International, Inc.                                                                             104
                                                                                                                    ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (0.0%)
    7,400     Lowe's Companies, Inc.                                                                                $      181
    6,900     Sherwin-Williams Co.                                                                                         433
                                                                                                                    ----------
                                                                                                                           614
                                                                                                                    ----------
              HOTELS, RESORTS, & CRUISE LINES (0.0%)
   12,000     Carnival Corp.                                                                                               542
                                                                                                                    ----------
              HOUSEHOLD APPLIANCES (0.2%)
   33,800     Snap-On, Inc.                                                                                              1,652
   31,300     Whirlpool Corp.                                                                                            2,534
                                                                                                                    ----------
                                                                                                                         4,186
                                                                                                                    ----------
              HOUSEWARES & SPECIALTIES (0.1%)
   90,200     American Greetings Corp. "A"                                                                               2,098
    1,300     Blyth, Inc.                                                                                                   26
    1,100     Tupperware Brands Corp.                                                                                       38
                                                                                                                    ----------
                                                                                                                         2,162
                                                                                                                    ----------
              INTERNET RETAIL (0.2%)
   11,600     Amazon.com, Inc.*                                                                                          1,051
      800     Blue Nile, Inc.*                                                                                              59
   16,200     Expedia, Inc.*                                                                                               528
   18,400     Netflix, Inc.*                                                                                               425
   25,100     Priceline.com, Inc.*(a)                                                                                    2,856
    1,300     Shutterfly, Inc.*                                                                                             37
                                                                                                                    ----------
                                                                                                                         4,956
                                                                                                                    ----------
              LEISURE FACILITIES (0.0%)
    1,100     Vail Resorts, Inc.*                                                                                           61
                                                                                                                    ----------
              LEISURE PRODUCTS (0.2%)
   58,100     Callaway Golf Co.                                                                                            991
  138,700     Hasbro, Inc.                                                                                               3,852
    1,000     JAKKS Pacific, Inc.*                                                                                          25
   15,700     Mattel, Inc.                                                                                                 314
    2,300     Polaris Industries, Inc.                                                                                     105
                                                                                                                    ----------
                                                                                                                         5,287
                                                                                                                    ----------
              MOVIES & ENTERTAINMENT (0.4%)
    9,100     Borg Warner, Inc.                                                                                            157
    1,400     Marvel Entertainment, Inc.*                                                                                   39

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
   80,500     News Corp. "A"                                                                                        $    1,696
  138,500     Regal Entertainment Group "A"(a)                                                                           2,741
  130,300     Walt Disney Co.                                                                                            4,319
                                                                                                                    ----------
                                                                                                                         8,952
                                                                                                                    ----------
              PHOTOGRAPHIC PRODUCTS (0.0%)
   15,000     Eastman Kodak Co.                                                                                            352
                                                                                                                    ----------
              PUBLISHING (0.1%)
    2,100     Global Sources Ltd.*                                                                                          64
    2,100     Interactive Data Corp.                                                                                        66
   26,760     Meredith Corp.                                                                                             1,473
    1,100     Morningstar, Inc.*                                                                                            89
    8,300     Scholastic Corp.*                                                                                            293
                                                                                                                    ----------
                                                                                                                         1,985
                                                                                                                    ----------
              RESTAURANTS (0.2%)
      800     Bob Evans Farms, Inc.                                                                                         25
    2,000     Buffalo Wild Wings, Inc.*                                                                                     58
    1,500     Chipotle Mexican Grill, Inc. "B"*                                                                            173
   88,100     Darden Restaurants, Inc.                                                                                   3,505
    2,900     Jack in the Box, Inc.*                                                                                        87
      900     Landry's Restaurants, Inc.                                                                                    21
    3,100     McDonald's Corp.                                                                                             181
    2,700     Papa John's International, Inc.*                                                                              64
    2,300     Sonic Corp.*                                                                                                  56
                                                                                                                    ----------
                                                                                                                         4,170
                                                                                                                    ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
    1,600     Pre-Paid Legal Services, Inc.*                                                                                80
    1,700     Sotheby's Holdings, Inc. "A"(a)                                                                               64
                                                                                                                    ----------
                                                                                                                           144
                                                                                                                    ----------
              SPECIALTY STORES (0.1%)
   24,800     Staples, Inc.                                                                                                588
   29,400     Tiffany & Co.                                                                                              1,365
                                                                                                                    ----------
                                                                                                                         1,953
                                                                                                                    ----------
              TIRES & RUBBER (0.0%)
    5,000     Cooper Tire & Rubber Co.                                                                                      77
                                                                                                                    ----------
              Total Consumer Discretionary                                                                              74,625
                                                                                                                    ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (3.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
   54,800     Corn Products International, Inc.                                                                     $    2,155
    8,300     Darling International, Inc.*                                                                                  85
    1,400     Fresh Del Monte Produce, Inc.*                                                                                43
                                                                                                                    ----------
                                                                                                                         2,283
                                                                                                                    ----------
              BREWERS (0.1%)
    1,900     Boston Beer Co., Inc. "A"*                                                                                    63
   56,000     Molson Coors Brewing Co. "B"                                                                               3,015
                                                                                                                    ----------
                                                                                                                         3,078
                                                                                                                    ----------
              DISTILLERS & VINTNERS (0.0%)
    3,700     Central European Distribution Corp.*                                                                         185
                                                                                                                    ----------
              DRUG RETAIL (0.0%)
    3,400     Longs Drug Stores Corp.                                                                                      180
                                                                                                                    ----------
              FOOD DISTRIBUTORS (0.0%)
    1,900     Performance Food Group Co.*                                                                                   52
   15,800     Sysco Corp.                                                                                                  514
                                                                                                                    ----------
                                                                                                                           566
                                                                                                                    ----------
              FOOD RETAIL (0.4%)
    3,500     Casey's General Stores, Inc.                                                                                 101
  237,900     Kroger Co.(a)                                                                                              6,840
    7,200     Ruddick Corp.                                                                                                258
   29,800     Safeway, Inc.                                                                                              1,037
                                                                                                                    ----------
                                                                                                                         8,236
                                                                                                                    ----------
              HOUSEHOLD PRODUCTS (0.6%)
   50,500     Clorox Co.                                                                                                 3,276
   11,100     Colgate-Palmolive Co.                                                                                        889
   23,900     Energizer Holdings, Inc.*                                                                                  2,716
   88,600     Procter & Gamble Co.                                                                                       6,556
                                                                                                                    ----------
                                                                                                                        13,437
                                                                                                                    ----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
  130,724     Wal-Mart Stores, Inc.                                                                                      6,262
                                                                                                                    ----------
              PACKAGED FOODS & MEAT (0.0%)
    4,600     Flowers Foods, Inc.                                                                                          107
    3,600     Hormel Foods Corp.                                                                                           143

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    4,415     Kraft Foods, Inc. "A"                                                                                 $      153
    1,200     Sanderson Farms, Inc.                                                                                         37
                                                                                                                    ----------
                                                                                                                           440
                                                                                                                    ----------
              PERSONAL PRODUCTS (0.2%)
      500     Chattem, Inc.*                                                                                                35
    1,900     Elizabeth Arden, Inc.*                                                                                        46
   53,200     Estee Lauder Companies, Inc. "A"                                                                           2,388
   28,300     Herbalife Ltd.                                                                                             1,185
   41,400     NBTY, Inc.*                                                                                                1,237
    1,500     USANA Health Sciences, Inc.*                                                                                  62
                                                                                                                    ----------
                                                                                                                         4,953
                                                                                                                    ----------
              SOFT DRINKS (0.8%)
   46,100     Coca-Cola Co.                                                                                              2,863
   12,000     Hansen Natural Corp.*                                                                                        521
  156,200     Pepsi Bottling Group, Inc.                                                                                 6,665
   26,700     PepsiAmericas, Inc.                                                                                          904
   76,200     PepsiCo, Inc.                                                                                              5,881
                                                                                                                    ----------
                                                                                                                        16,834
                                                                                                                    ----------
              TOBACCO (0.5%)
   59,100     Altria Group, Inc.                                                                                         4,584
   34,000     Loews Corp. - Carolina Group                                                                               3,024
    1,500     Universal Corp.                                                                                               80
   53,000     UST, Inc.(a)                                                                                               3,069
    1,900     Vector Group Ltd.                                                                                             42
                                                                                                                    ----------
                                                                                                                        10,799
                                                                                                                    ----------
              Total Consumer Staples                                                                                    67,253
                                                                                                                    ----------
              ENERGY (4.2%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
   10,400     Massey Energy Corp.                                                                                          353
    4,200     USEC, Inc.*                                                                                                   34
                                                                                                                    ----------
                                                                                                                           387
                                                                                                                    ----------
              INTEGRATED OIL & GAS (2.5%)
   87,300     Chevron Corp.                                                                                              7,662
   62,200     ConocoPhillips                                                                                             4,979
  190,000     Exxon Mobil Corp.                                                                                         16,940
   82,000     Hess Corp.                                                                                                 5,840
  111,100     Marathon Oil Corp.                                                                                         6,211

22

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
   83,600     Murphy Oil Corp.                                                                                      $    5,979
  130,500     Occidental Petroleum Corp.                                                                                 9,105
                                                                                                                    ----------
                                                                                                                        56,716
                                                                                                                    ----------
              OIL & GAS DRILLING (0.5%)
    2,700     Atwood Oceanics, Inc.*                                                                                       236
   56,400     ENSCO International, Inc.                                                                                  3,037
  123,400     Noble Corp.                                                                                                6,433
   15,547     Transocean, Inc.                                                                                           2,134
                                                                                                                    ----------
                                                                                                                        11,840
                                                                                                                    ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
    2,400     Basic Energy Services, Inc.*                                                                                  47
    4,200     Cal Dive International, Inc.*(a)                                                                              52
    1,900     Dril-Quip, Inc.*                                                                                             107
      600     Exterran Holdings, Inc.*                                                                                      48
   63,200     Global Industries Ltd.*                                                                                    1,401
      500     GulfMark Offshore, Inc.*                                                                                      22
   90,500     Halliburton Co.                                                                                            3,313
    1,500     Lufkin Industries, Inc.                                                                                       78
      600     NATCO Group Inc. "A"*                                                                                         29
   32,300     National-Oilwell Varco, Inc.*                                                                              2,201
    1,000     Oil States International, Inc.*                                                                               32
   27,500     Schlumberger Ltd.                                                                                          2,570
  100,000     Superior Energy Services, Inc.*                                                                            3,490
    1,600     T-3 Energy Services, Inc.*                                                                                    81
    1,400     Trico Marine Services, Inc.*                                                                                  49
    1,100     W-H Energy Services, Inc.*                                                                                    56
                                                                                                                    ----------
                                                                                                                        13,576
                                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   25,180     Apache Corp.                                                                                               2,437
      900     Atlas America, Inc.                                                                                           51
      800     ATP Oil & Gas Corp.*                                                                                          36
      900     Bill Barrett Corp.*                                                                                           35
    2,900     Bois d'Arc Energy, LLC*                                                                                       57
    1,300     Comstock Resources, Inc.*                                                                                     44
   52,800     Continental Resources, Inc.*                                                                               1,258
    8,800     Devon Energy Corp.                                                                                           729
      700     Encore Acquisition Co.*                                                                                       23
    4,700     Helix Energy Solutions Group, Inc.*                                                                          191
    5,800     Mariner Energy, Inc.*                                                                                        126

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    3,100     Petrohawk Energy Corp.*                                                                               $       50
    1,100     Petroleum Development Corp.*                                                                                  56
    5,600     Petroquest Energy, Inc.*                                                                                      74
    3,800     Rosetta Resources, Inc.*                                                                                      69
    2,400     Stone Energy Corp.*                                                                                          108
    2,200     Swift Energy Co.*                                                                                             89
                                                                                                                    ----------
                                                                                                                         5,433
                                                                                                                    ----------
              OIL & GAS REFINING & MARKETING (0.3%)
    2,500     Alon USA Energy, Inc.                                                                                         70
    2,300     Delek US Holdings, Inc.                                                                                       42
   78,600     Frontier Oil Corp.                                                                                         3,474
   29,500     Holly Corp.                                                                                                1,429
   32,900     Valero Energy Corp.                                                                                        2,141
                                                                                                                    ----------
                                                                                                                         7,156
                                                                                                                    ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)
    3,200     Golar LNG Ltd.                                                                                                68
                                                                                                                    ----------
              Total Energy                                                                                              95,176
                                                                                                                    ----------
              FINANCIALS (5.1%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    6,000     Ameriprise Financial, Inc.                                                                                   352
   18,100     Bank of New York Mellon Corp.                                                                                868
  105,800     Federated Investors, Inc. "B"                                                                              4,316
   28,000     Franklin Resources, Inc.                                                                                   3,449
    1,000     GAMCO Investors, Inc. "A"                                                                                     53
    1,700     MCG Capital Corp.                                                                                             19
   82,900     Northern Trust Corp.                                                                                       6,714
   51,300     SEI Investments Co.                                                                                        1,591
   29,000     State Street Corp.                                                                                         2,317
    2,600     Waddell & Reed Financial, Inc. "A"                                                                            89
                                                                                                                    ----------
                                                                                                                        19,768
                                                                                                                    ----------
              CONSUMER FINANCE (0.1%)
    2,000     Advance America, Cash Advance Centers, Inc.                                                                   18
    5,100     American Express Co.                                                                                         301
    1,500     Capital One Financial Corp.                                                                                   80
   95,100     First Marblehead Corp.(a)                                                                                  2,854
                                                                                                                    ----------
                                                                                                                         3,253
                                                                                                                    ----------

24

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (0.2%)
    5,000     U.S. Bancorp                                                                                          $      165
   16,700     Wachovia Corp.                                                                                               718
   90,000     Wells Fargo & Co.                                                                                          2,919
                                                                                                                    ----------
                                                                                                                         3,802
                                                                                                                    ----------
              INSURANCE BROKERS (0.3%)
   97,200     Aon Corp.                                                                                                  4,857
   48,400     National Financial Partners Corp.(a)                                                                       2,198
                                                                                                                    ----------
                                                                                                                         7,055
                                                                                                                    ----------
              INVESTMENT BANKING & BROKERAGE (0.6%)
   68,700     Charles Schwab Corp.                                                                                       1,670
    1,200     GFI Group, Inc.*                                                                                             117
   10,600     Goldman Sachs Group, Inc.                                                                                  2,402
    1,400     Greenhill & Co., Inc.                                                                                        101
   43,600     Merrill Lynch & Co., Inc.                                                                                  2,613
   55,600     Morgan Stanley                                                                                             2,931
    3,400     optionsXpress Holdings, Inc.                                                                                 104
  108,400     Raymond James Financial, Inc.                                                                              3,521
                                                                                                                    ----------
                                                                                                                        13,459
                                                                                                                    ----------
              LIFE & HEALTH INSURANCE (1.0%)
   30,000     AFLAC, Inc.                                                                                                1,879
    2,300     American Equity Investment Life Insurance Co.                                                                 21
    5,900     Lincoln National Corp.                                                                                       363
  121,350     MetLife, Inc.                                                                                              7,959
    1,400     Presidential Life Corp.                                                                                       24
   42,300     Prudential Financial, Inc.                                                                                 3,982
    3,400     StanCorp Financial Group, Inc.                                                                               177
   28,900     Torchmark Corp.                                                                                            1,783
  249,100     Unum Group                                                                                                 6,188
                                                                                                                    ----------
                                                                                                                        22,376
                                                                                                                    ----------
              MULTI-LINE INSURANCE (0.6%)
  100,760     American Financial Group, Inc.                                                                             2,944
   82,096     American International Group, Inc.                                                                         4,772
   49,700     Assurant, Inc.                                                                                             3,252
   59,400     Loews Corp.                                                                                                2,839
                                                                                                                    ----------
                                                                                                                        13,807
                                                                                                                    ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   90,600     Bank of America Corp.                                                                                 $    4,179
  159,600     Citigroup, Inc.                                                                                            5,315
  127,800     JPMorgan Chase & Co.                                                                                       5,830
                                                                                                                    ----------
                                                                                                                        15,324
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (0.4%)
   19,500     ACE Ltd.                                                                                                   1,167
    9,300     CNA Financial Corp.                                                                                          330
    1,200     Employers Holdings, Inc.                                                                                      21
    7,100     Philadelphia Consolidated Holding Corp.*                                                                     302
    1,100     Selective Insurance Group, Inc.                                                                               26
      700     Tower Group, Inc.                                                                                             23
   80,328     Travelers Companies, Inc.(a)                                                                               4,266
   22,600     W.R. Berkley Corp.                                                                                           691
   45,200     XL Capital Ltd. "A"                                                                                        2,646
      600     Zenith National Insurance Corp.                                                                               25
                                                                                                                    ----------
                                                                                                                         9,497
                                                                                                                    ----------
              REGIONAL BANKS (0.0%)
    1,000     AMCORE Financial, Inc.                                                                                        23
      500     BancFirst Corp.                                                                                               23
      900     Cathay General Bancorp                                                                                        26
      800     Central Pacific Financial Corp.                                                                               16
   19,400     Colonial Bancgroup, Inc.                                                                                     309
    2,500     First BanCorp                                                                                                 16
    5,400     National City Corp.                                                                                          107
    1,900     Santander BanCorp                                                                                             19
      700     SVB Financial Group*                                                                                          36
    1,200     United Community Banks, Inc.                                                                                  23
                                                                                                                    ----------
                                                                                                                           598
                                                                                                                    ----------
              REINSURANCE (0.1%)
      900     Arch Capital Group Ltd.*                                                                                      63
      900     Max Re Capital Ltd.                                                                                           25
      700     Platinum Underwriters Holdings Ltd.                                                                           25
   22,300     Reinsurance Group of America, Inc.                                                                         1,207
    2,900     Transatlantic Holdings, Inc.                                                                                 216
                                                                                                                    ----------
                                                                                                                         1,536
                                                                                                                    ----------
              SPECIALIZED FINANCE (0.2%)
    1,700     Asta Funding, Inc.(a)                                                                                         62
    2,500     Interactive Brokers Group, Inc.*                                                                              74

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
   73,600     NASDAQ Stock Market, Inc.*                                                                            $    3,191
   13,700     Nymex Holdings, Inc.                                                                                       1,706
                                                                                                                    ----------
                                                                                                                         5,033
                                                                                                                    ----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
    1,500     BankUnited Financial Corp. "A"                                                                                12
      400     Downey Financial Corp.                                                                                        17
    2,100     Fannie Mae(b),(+)                                                                                             81
      500     FirstFed Financial Corp.*                                                                                     17
   14,100     Washington Mutual, Inc.                                                                                      275
                                                                                                                    ----------
                                                                                                                           402
                                                                                                                    ----------
              Total Financials                                                                                         115,910
                                                                                                                    ----------
              HEALTH CARE (5.4%)
              ------------------
              BIOTECHNOLOGY (0.4%)
    3,500     Acorda Therapeutics, Inc.*                                                                                    65
    2,500     Alexion Pharmaceuticals, Inc.*                                                                               182
    2,800     Alnylam Pharmaceuticals, Inc.*                                                                                91
   30,100     Amgen, Inc.*                                                                                               1,663
    5,700     Biogen Idec, Inc.*                                                                                           422
   10,900     Biomarin Pharmaceutical, Inc. "A"*                                                                           300
   16,300     Celgene Corp.*                                                                                             1,003
   12,000     Cephalon, Inc.*                                                                                              899
    4,600     Cubist Pharmaceuticals, Inc.*                                                                                 98
    7,100     Enzon Pharmaceuticals, Inc.*                                                                                  67
   24,100     Genentech, Inc.*                                                                                           1,838
    8,100     Genzyme Corp.*                                                                                               607
   16,600     Gilead Sciences, Inc.*                                                                                       773
    4,600     Isis Pharmaceuticals, Inc.*                                                                                   81
    2,500     LifeCell Corp.*                                                                                              101
    1,700     Martek Biosciences Corp.*                                                                                     44
    2,300     Myriad Genetics, Inc.*                                                                                       111
    4,000     OSI Pharmaceuticals, Inc.*                                                                                   187
    8,100     Seattle Genetics, Inc.*                                                                                       89
    1,500     United Therapeutics Corp.*                                                                                   150
                                                                                                                    ----------
                                                                                                                         8,771
                                                                                                                    ----------
              HEALTH CARE DISTRIBUTORS (0.0%)
   13,900     McKesson Corp.                                                                                               928
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (0.8%)
    1,000     Arthrocare Corp.*                                                                                     $       54
   59,700     Baxter International, Inc.                                                                                 3,574
    6,200     Becton, Dickinson & Co.                                                                                      513
    2,500     C.R. Bard, Inc.                                                                                              211
    1,000     CONMED Corp.*                                                                                                 25
   11,200     Hologic, Inc.*                                                                                               744
    3,200     IDEXX Laboratories, Inc.*                                                                                    194
   10,700     Intuitive Surgical, Inc.*                                                                                  3,506
   78,300     Kinetic Concepts, Inc.*(a)                                                                                 4,592
   67,400     Medtronic, Inc.                                                                                            3,427
    1,300     Meridian Bioscience, Inc.                                                                                     40
    3,600     Quidel Corp.*                                                                                                 68
    3,100     Stryker Corp.                                                                                                225
    2,500     SurModics, Inc.*                                                                                             129
    6,200     Wright Medical Group, Inc.*                                                                                  167
                                                                                                                    ----------
                                                                                                                        17,469
                                                                                                                    ----------
              HEALTH CARE FACILITIES (0.0%)
      900     Amsurg Corp. "A"*                                                                                             23
    2,100     Kindred Healthcare, Inc.*                                                                                     51
    2,700     Medcath Corp.*                                                                                                69
    2,700     Sunrise Senior Living, Inc.*                                                                                  85
                                                                                                                    ----------
                                                                                                                           228
                                                                                                                    ----------
              HEALTH CARE SERVICES (0.2%)
    2,800     Air Methods Corp.*                                                                                           148
    1,600     Amedisys, Inc.*                                                                                               68
    2,000     Chemed Corp.                                                                                                 109
   39,000     Express Scripts, Inc.*                                                                                     2,642
    1,200     HMS Holdings Corp.*                                                                                           37
    1,100     inVentiv Health, Inc.*                                                                                        32
    8,900     Medco Health Solutions, Inc.*                                                                                890
      700     Pediatrix Medical Group, Inc.*                                                                                45
    2,200     ResCare, Inc.*                                                                                                50
                                                                                                                    ----------
                                                                                                                         4,021
                                                                                                                    ----------
              HEALTH CARE SUPPLIES (0.0%)
    3,200     Haemonetics Corp.*                                                                                           186
    4,300     Immucor Corp.*                                                                                               142
                                                                                                                    ----------
                                                                                                                           328
                                                                                                                    ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE TECHNOLOGY (0.0%)
    1,600     Eclipsys Corp.*                                                                                       $       37
   48,800     HLTH Corp.*                                                                                                  683
    6,800     Phase Forward, Inc.*                                                                                         166
                                                                                                                    ----------
                                                                                                                           886
                                                                                                                    ----------
              LIFE SCIENCES TOOLS & SERVICES (0.4%)
   19,000     Applera Corp. - Applied Biosystems Group                                                                     649
      200     Bio-Rad Laboratories, Inc. "A"*                                                                               20
   41,900     Charles River Laboratories International, Inc.*                                                            2,662
    2,900     Dionex Corp.*                                                                                                245
    2,500     Illumina, Inc.*                                                                                              145
   29,100     Invitrogen Corp.*                                                                                          2,823
    3,800     Parexel International Corp.*                                                                                 168
    2,500     Varian, Inc.*                                                                                                175
    2,400     Ventana Medical Systems, Inc.*                                                                               213
   11,800     Waters Corp.*                                                                                                921
                                                                                                                    ----------
                                                                                                                         8,021
                                                                                                                    ----------
              MANAGED HEALTH CARE (1.6%)
  198,485     Aetna, Inc.                                                                                               11,091
    1,800     AMERIGROUP Corp.*                                                                                             62
  119,900     CIGNA Corp.                                                                                                6,428
   37,900     Coventry Health Care, Inc.*                                                                                2,194
   52,600     Health Net, Inc.*                                                                                          2,555
   96,200     Humana, Inc.*                                                                                              7,410
    1,700     Molina Healthcare, Inc.*                                                                                      64
   90,300     UnitedHealth Group, Inc.                                                                                   4,966
   15,600     WellPoint, Inc.*                                                                                           1,314
                                                                                                                    ----------
                                                                                                                        36,084
                                                                                                                    ----------
              PHARMACEUTICALS (2.0%)
   21,000     Abbott Laboratories                                                                                        1,208
  158,600     Bristol-Myers Squibb Co.                                                                                   4,699
   44,300     Eli Lilly and Co.                                                                                          2,346
  119,000     Endo Pharmaceuticals Holdings, Inc.*                                                                       3,262
   16,700     Forest Laboratories, Inc.*                                                                                   644
  103,600     Johnson & Johnson                                                                                          7,018
  200,000     King Pharmaceuticals, Inc.*                                                                                2,118
   48,100     Merck & Co., Inc.                                                                                          2,855
    5,200     MGI Pharma, Inc.*                                                                                            180
    2,300     Obagi Medical Products, Inc.*                                                                                 42
    6,200     Perrigo Co.                                                                                                  192

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
  444,700     Pfizer, Inc.                                                                                          $   10,566
  143,400     Schering-Plough Corp.                                                                                      4,488
    2,900     Sciele Pharma, Inc.*                                                                                          65
   96,900     Sepracor, Inc.*                                                                                            2,571
    7,600     Viropharma, Inc.*                                                                                             68
   57,500     Watson Pharmaceuticals, Inc.*                                                                              1,685
    2,300     Xenoport, Inc.*                                                                                              121
                                                                                                                    ----------
                                                                                                                        44,128
                                                                                                                    ----------
              Total Health Care                                                                                        120,864
                                                                                                                    ----------
              INDUSTRIALS (4.7%)
              ------------------
              AEROSPACE & DEFENSE (1.0%)
   57,600     Boeing Co.                                                                                                 5,330
      700     Ceradyne, Inc.*                                                                                               35
    3,800     Cubic Corp.                                                                                                  150
    3,200     Curtiss-Wright Corp.                                                                                         173
    6,400     DynCorp International, Inc. "A"*                                                                             134
   54,700     Goodrich Corp.                                                                                             3,899
    3,600     Hexcel Corp.*                                                                                                 92
   51,500     Honeywell International, Inc.                                                                              2,916
    3,900     L-3 Communications Holdings, Inc.                                                                            431
   29,400     Lockheed Martin Corp.                                                                                      3,254
    2,300     Northrop Grumman Corp.                                                                                       181
   57,500     Raytheon Co.                                                                                               3,556
   32,900     Rockwell Collins, Inc.                                                                                     2,373
    1,100     Teledyne Technologies, Inc.*                                                                                  60
    1,000     Triumph Group, Inc.                                                                                           81
    5,700     United Technologies Corp.                                                                                    426
                                                                                                                    ----------
                                                                                                                        23,091
                                                                                                                    ----------
              AIR FREIGHT & LOGISTICS (0.2%)
    2,200     Atlas Air Worldwide Holdings, Inc.*                                                                          116
   27,900     FedEx Corp.                                                                                                2,747
    2,300     United Parcel Service, Inc. "B"                                                                              170
                                                                                                                    ----------
                                                                                                                         3,033
                                                                                                                    ----------
              AIRLINES (0.0%)
   16,300     Northwest Airlines Corp.*                                                                                    296
                                                                                                                    ----------
              BUILDING PRODUCTS (0.0%)
    1,500     Lennox International, Inc.                                                                                    51
                                                                                                                    ----------

30

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              COMMERCIAL PRINTING (0.1%)
    1,500     Bowne & Co., Inc.                                                                                     $       27
    1,300     Deluxe Corp.                                                                                                  41
   80,300     R.R. Donnelley & Sons Co.                                                                                  2,944
                                                                                                                    ----------
                                                                                                                         3,012
                                                                                                                    ----------
              CONSTRUCTION & ENGINEERING (0.1%)
    2,900     Fluor Corp.                                                                                                  427
    1,800     Foster Wheeler Ltd.*                                                                                         268
    2,800     Perini Corp.*                                                                                                149
    1,700     Shaw Group, Inc.*                                                                                            108
      192     URS Corp.*                                                                                                    11
                                                                                                                    ----------
                                                                                                                           963
                                                                                                                    ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    1,000     Agco Corp.*                                                                                                   69
    2,000     Bucyrus International, Inc. "A"                                                                              176
      800     Cascade Corp.                                                                                                 48
   35,300     Caterpillar, Inc.(a)                                                                                       2,538
   22,000     Cummins, Inc.                                                                                              2,572
   44,000     Deere & Co.                                                                                                7,559
  110,200     Manitowoc Co., Inc.                                                                                        4,832
                                                                                                                    ----------
                                                                                                                        17,794
                                                                                                                    ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
    1,800     Comfort Systems USA, Inc.                                                                                     21
    1,900     FTI Consulting, Inc.*                                                                                        108
    2,600     GEO Group, Inc.*                                                                                              66
      800     Huron Consulting Group, Inc.*                                                                                 59
    2,800     IHS, Inc. "A"*                                                                                               197
    1,100     Schawk, Inc.                                                                                                  16
    3,100     Tetra Tech, Inc.*                                                                                             64
                                                                                                                    ----------
                                                                                                                           531
                                                                                                                    ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
      700     A. O. Smith Corp.                                                                                             25
    1,600     Baldor Electric Co.                                                                                           54
    2,500     Belden, Inc.                                                                                                 115
    2,300     EnerSys*                                                                                                      53
    1,600     First Solar, Inc.*                                                                                           379
    5,600     GrafTech International Ltd.*                                                                                  90
   41,000     Hubbell, Inc. "B"                                                                                          2,252
      800     II-IV, Inc.*                                                                                                  27
      500     Regal-Beloit Corp.                                                                                            24
   54,500     Rockwell Automation, Inc.                                                                                  3,700

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    2,000     SunPower Corp. "A"*(a)                                                                                $      249
      700     Superior Essex, Inc.*                                                                                         17
   12,800     Thomas & Betts Corp.*                                                                                        696
    1,500     Woodward Governor Co.                                                                                        103
                                                                                                                    ----------
                                                                                                                         7,784
                                                                                                                    ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
  236,400     Allied Waste Industries, Inc.*                                                                             2,697
    1,100     Clean Harbors, Inc.*                                                                                          59
      500     Layne Christensen Co.*                                                                                        28
    1,400     TEAM, Inc.*                                                                                                   42
    1,900     Waste Connections, Inc.*                                                                                      61
                                                                                                                    ----------
                                                                                                                         2,887
                                                                                                                    ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
      800     Administaff, Inc.                                                                                             26
   14,800     Kelly Services, Inc. "A"                                                                                     282
    1,300     Korn/Ferry International*                                                                                     23
    1,600     Labor Ready, Inc.*                                                                                            24
   65,800     Manpower, Inc.                                                                                             4,020
   18,200     Robert Half International, Inc.                                                                              491
    3,600     Spherion Corp.*                                                                                               28
                                                                                                                    ----------
                                                                                                                         4,894
                                                                                                                    ----------
              INDUSTRIAL CONGLOMERATES (0.7%)
   53,500     3M Co.                                                                                                     4,454
  224,300     General Electric Co.                                                                                       8,589
   78,600     Tyco International Ltd.                                                                                    3,154
    3,000     Walter Industries, Inc.                                                                                      104
                                                                                                                    ----------
                                                                                                                        16,301
                                                                                                                    ----------
              INDUSTRIAL MACHINERY (0.3%)
    2,400     Actuant Corp. "A"                                                                                             76
    1,200     Badger Meter, Inc.                                                                                            47
    2,200     Barnes Group, Inc.                                                                                            68
    2,200     Columbus McKinnon Corp.*                                                                                      68
   46,600     Crane Co.                                                                                                  2,094
    2,600     Danaher Corp.                                                                                                226
    2,900     Dover Corp.                                                                                                  134
   54,700     Gardner Denver, Inc.*                                                                                      1,811
      700     Gorman-Rupp Co.                                                                                               28
    8,100     ITT Corp.                                                                                                    522
    1,300     Kaydon Corp.                                                                                                  66
    2,100     Kennametal, Inc.                                                                                             164

32

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    1,400     Mueller Industries, Inc.                                                                              $       42
    1,650     Parker-Hannifin Corp.                                                                                        131
    1,900     RBC Bearings, Inc.*                                                                                           70
      700     Robbins & Myers, Inc.                                                                                         48
    1,800     Sun Hydraulics Corp.                                                                                          52
      900     Valmont Industries, Inc.                                                                                      71
                                                                                                                    ----------
                                                                                                                         5,718
                                                                                                                    ----------
              MARINE (0.1%)
    1,100     Genco Shipping & Trading Ltd.                                                                                 69
  213,000     Kawasaki Kisen Kaish Ltd.                                                                                  2,521
      600     TBS International Ltd. "A"*                                                                                   26
                                                                                                                    ----------
                                                                                                                         2,616
                                                                                                                    ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
    1,900     Herman Miller, Inc.                                                                                           52
  166,100     Steelcase, Inc. "A"                                                                                        2,513
      700     United Stationers, Inc.*                                                                                      36
                                                                                                                    ----------
                                                                                                                         2,601
                                                                                                                    ----------
              RAILROADS (0.3%)
    1,300     Kansas City Southern*                                                                                         45
   58,100     Union Pacific Corp.                                                                                        7,328
                                                                                                                    ----------
                                                                                                                         7,373
                                                                                                                    ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    2,100     Applied Industrial Technologies, Inc.                                                                         63
   83,700     United Rentals, Inc.*                                                                                      1,948
                                                                                                                    ----------
                                                                                                                         2,011
                                                                                                                    ----------
              TRUCKING (0.2%)
    7,500     Avis Budget Group, Inc.*                                                                                     113
  269,900     Hertz Global Holdings, Inc.*                                                                               5,155
                                                                                                                    ----------
                                                                                                                         5,268
                                                                                                                    ----------
              Total Industrials                                                                                        106,224
                                                                                                                    ----------
              INFORMATION TECHNOLOGY (6.6%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
    2,700     ANSYS, Inc.*                                                                                                 105
   10,800     Aspen Technology, Inc.*                                                                                      183
   41,900     Autodesk, Inc.*                                                                                            1,973
    3,200     Blackbaud, Inc.                                                                                               91

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
  100,079     Cadence Design Systems, Inc.*                                                                         $    1,661
    1,600     Concur Technologies, Inc.*                                                                                    60
    3,000     FactSet Research Systems, Inc.                                                                               188
    4,000     Henry Jack & Associates, Inc.                                                                                107
    7,300     Informatica Corp.*                                                                                           125
    1,000     MicroStrategy, Inc. "A"*                                                                                     101
    4,700     Nuance Communications, Inc.*                                                                                  95
    1,700     Parametric Technology Corp.*                                                                                  29
    2,900     SPSS, Inc.*                                                                                                  105
    2,700     Taleo Corp. "A"*                                                                                              76
                                                                                                                    ----------
                                                                                                                         4,899
                                                                                                                    ----------
              COMMUNICATIONS EQUIPMENT (0.8%)
  107,100     ADC Telecommunications, Inc.*                                                                              1,774
    2,200     Blue Coat Systems, Inc.*                                                                                      80
    8,500     C-COR, Inc.*                                                                                                 104
  301,000     Cisco Systems, Inc.*                                                                                       8,434
    1,700     Comtech Telecommunications Corp.*                                                                             84
    2,500     Dycom Industries, Inc.*                                                                                       70
    7,600     Foundry Networks, Inc.*                                                                                      134
   62,100     Harris Corp.                                                                                               3,898
    6,000     Ixia*                                                                                                         62
    8,400     Juniper Networks, Inc.*                                                                                      250
    1,200     Netgear, Inc.*                                                                                                41
    1,900     Plantronics, Inc.                                                                                             51
   55,100     QUALCOMM, Inc.                                                                                             2,247
    1,800     Viasat, Inc.*                                                                                                 60
                                                                                                                    ----------
                                                                                                                        17,289
                                                                                                                    ----------
              COMPUTER HARDWARE (1.4%)
   33,200     Apple, Inc.*                                                                                               6,050
  122,100     Dell, Inc.*                                                                                                2,996
  190,000     Hewlett-Packard Co.                                                                                        9,720
  110,980     International Business Machines Corp.                                                                     11,673
    2,200     NCR Corp.*                                                                                                    53
                                                                                                                    ----------
                                                                                                                        30,492
                                                                                                                    ----------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
    8,100     EMC Corp.*                                                                                                   156
    3,300     Emulex Corp.*                                                                                                 55
    1,900     Hutchinson Technology, Inc.*                                                                                  50
    2,700     Lexmark International, Inc. "A"*                                                                              94
   67,000     Network Appliance, Inc.*                                                                                   1,656

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    3,400     Novatel Wireless, Inc.*                                                                               $       53
   85,000     Seagate Technology                                                                                         2,192
  195,000     Western Digital Corp.*                                                                                     5,388
                                                                                                                    ----------
                                                                                                                         9,644
                                                                                                                    ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
   17,400     Automatic Data Processing, Inc.                                                                              784
    8,500     Computer Sciences Corp.*                                                                                     449
    1,500     Convergys Corp.*                                                                                              24
    1,800     CSG Systems International, Inc.*                                                                              30
   18,200     DST Systems, Inc.*                                                                                         1,542
   16,100     Hewitt Associates, Inc. "A"*                                                                                 604
    2,100     Wright Express Corp.*                                                                                         80
                                                                                                                    ----------
                                                                                                                         3,513
                                                                                                                    ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)
      900     Checkpoint Systems, Inc.*                                                                                     21
    2,800     Flir Systems, Inc.*                                                                                          192
    1,000     Itron, Inc.*                                                                                                  77
    1,600     MTS Systems Corp.                                                                                             66
    1,600     Rofin-Sinar Technologies, Inc.*                                                                              146
                                                                                                                    ----------
                                                                                                                           502
                                                                                                                    ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)
    4,200     Methode Electronics, Inc.                                                                                     51
    2,900     Plexus Corp.*                                                                                                 86
    7,300     Tyco Electronics Ltd.                                                                                        273
                                                                                                                    ----------
                                                                                                                           410
                                                                                                                    ----------
              INTERNET SOFTWARE & SERVICES (0.4%)
    2,800     Chordiant Software, Inc.*                                                                                     28
    1,200     Dealertrack Holdings, Inc.*                                                                                   51
   39,500     eBay, Inc.*                                                                                                1,324
    1,600     Equinix, Inc.*                                                                                               166
    9,000     Google, Inc. "A"*                                                                                          6,237
    3,200     J2 Global Communications, Inc.*                                                                               78
    2,600     Omniture, Inc.*                                                                                               74
    3,800     Sohu.com, Inc.*                                                                                              218
    5,400     SonicWALL, Inc.*                                                                                              55
    8,500     United Online, Inc.                                                                                          128
    3,500     ValueClick, Inc.*                                                                                             83
    1,600     VistaPrint Ltd.*                                                                                              71
                                                                                                                    ----------
                                                                                                                         8,513
                                                                                                                    ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.2%)
   97,000     Accenture Ltd. "A"                                                                                    $    3,352
    8,000     Cognizant Technology Solutions Corp. "A"*                                                                    249
    2,700     SAIC, Inc.*                                                                                                   54
    3,900     Sykes Enterprises, Inc.*                                                                                      72
                                                                                                                    ----------
                                                                                                                         3,727
                                                                                                                    ----------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    4,400     Advanced Energy Industries, Inc.*                                                                             64
   54,000     Applied Materials, Inc.                                                                                    1,017
    2,000     Brooks Automation, Inc.*                                                                                      27
    1,300     Cabot Microelectronics Corp.*                                                                                 49
    2,100     Cymer, Inc.*                                                                                                  86
    1,700     FormFactor, Inc.*                                                                                             64
    7,500     Kulicke & Soffa Industries, Inc.*                                                                             53
   78,400     Lam Research Corp.*                                                                                        3,595
   31,800     MEMC Electronic Materials, Inc.*                                                                           2,467
    2,700     MKS Instruments, Inc.*                                                                                        49
    1,800     Tessera Technologies, Inc.*                                                                                   69
   54,928     Varian Semiconductor Equipment Associates, Inc.*                                                           2,280
                                                                                                                    ----------
                                                                                                                         9,820
                                                                                                                    ----------
              SEMICONDUCTORS (1.0%)
    8,000     Amkor Technology, Inc.*                                                                                       66
    2,900     Atheros Communications, Inc.*                                                                                 86
  647,900     Intel Corp.                                                                                               16,897
    4,000     Monolithic Power Systems, Inc.*                                                                               76
   36,600     NVIDIA Corp.*                                                                                              1,154
   14,400     ON Semiconductor Corp.*                                                                                      132
   10,696     RF Micro Devices, Inc.*                                                                                       62
    4,300     Semtech Corp.*                                                                                                66
    1,100     Sigma Designs, Inc.*                                                                                          72
    2,000     SiRF Technology Holdings, Inc.*                                                                               48
      900     Standard Microsystems Corp.*                                                                                  32
  133,900     Texas Instruments, Inc.                                                                                    4,227
    5,600     Zoran Corp.*                                                                                                 122
                                                                                                                    ----------
                                                                                                                        23,040
                                                                                                                    ----------
              SYSTEMS SOFTWARE (1.2%)
  144,740     BMC Software, Inc.*                                                                                        4,788
    2,100     Macrovision Corp.*                                                                                            53
    1,500     MICROS Systems, Inc.*                                                                                        108
  407,600     Microsoft Corp.                                                                                           13,696

36

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
  406,900     Oracle Corp.*                                                                                         $    8,211
    1,400     Progress Software Corp.*                                                                                      44
    2,300     Sybase, Inc.*                                                                                                 59
    3,400     VASCO Data Security International, Inc.*                                                                      76
                                                                                                                    ----------
                                                                                                                        27,035
                                                                                                                    ----------
              TECHNOLOGY DISTRIBUTORS (0.4%)
   17,400     Anixter International, Inc.*                                                                               1,122
  141,500     Avnet, Inc.*                                                                                               4,882
   69,640     Ingram Micro, Inc. "A"*                                                                                    1,386
   75,000     Tech Data Corp.*                                                                                           2,821
                                                                                                                    ----------
                                                                                                                        10,211
                                                                                                                    ----------
              Total Information Technology                                                                             149,095
                                                                                                                    ----------
              MATERIALS (1.8%)
              ----------------
              ALUMINUM (0.0%)
    3,500     Alcoa, Inc.                                                                                                  127
      600     Century Aluminum Co.*                                                                                         35
                                                                                                                    ----------
                                                                                                                           162
                                                                                                                    ----------
              COMMODITY CHEMICALS (0.0%)
    1,700     Calgon Carbon Corp.*(a)                                                                                       25
      900     Koppers Holdings, Inc.                                                                                        34
                                                                                                                    ----------
                                                                                                                            59
                                                                                                                    ----------
              DIVERSIFIED CHEMICALS (0.1%)
   56,100     Dow Chemical Co.                                                                                           2,353
   14,600     Hercules, Inc.                                                                                               283
    1,400     LSB Industries, Inc.*                                                                                         32
    2,200     Olin Corp.                                                                                                    46
                                                                                                                    ----------
                                                                                                                         2,714
                                                                                                                    ----------
              DIVERSIFIED METALS & MINING (0.4%)
   87,980     Freeport-McMoRan Copper & Gold, Inc. "B"                                                                   8,704
    9,700     Southern Copper Corp.                                                                                      1,073
                                                                                                                    ----------
                                                                                                                         9,777
                                                                                                                    ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   35,600     Agrium, Inc.                                                                                               2,044
   32,400     CF Industries Holdings, Inc.                                                                               2,948
   30,900     Monsanto Co.                                                                                               3,070
   69,800     Terra Industries, Inc.*                                                                                    2,637
                                                                                                                    ----------
                                                                                                                        10,699
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              METAL & GLASS CONTAINERS (0.1%)
    1,900     AptarGroup, Inc.                                                                                      $       80
    3,500     Myers Industries, Inc.                                                                                        70
   48,900     Owens-Illinois, Inc.*                                                                                      2,195
    1,800     Silgan Holdings, Inc.                                                                                         97
                                                                                                                    ----------
                                                                                                                         2,442
                                                                                                                    ----------
              PAPER PACKAGING (0.1%)
   77,200     Packaging Corp. of America                                                                                 2,184
                                                                                                                    ----------
              PAPER PRODUCTS (0.1%)
    4,300     Buckeye Technologies, Inc.*                                                                                   61
   30,100     International Paper Co.                                                                                    1,016
                                                                                                                    ----------
                                                                                                                         1,077
                                                                                                                    ----------
              SPECIALTY CHEMICALS (0.1%)
      700     Flotek Industries, Inc.*                                                                                      26
   22,400     Lubrizol Corp.                                                                                             1,437
      900     OM Group, Inc.*                                                                                               51
    1,200     Valhi, Inc.                                                                                                   22
    1,000     W.R. Grace & Co.*                                                                                             27
      900     Zoltek Companies, Inc.*                                                                                       38
                                                                                                                    ----------
                                                                                                                         1,601
                                                                                                                    ----------
              STEEL (0.4%)
   85,000     AK Steel Holding Corp.*                                                                                    3,789
    8,300     Nucor Corp.                                                                                                  491
      800     Schnitzer Steel Industries, Inc. "A"                                                                          50
   98,100     Steel Dynamics, Inc.                                                                                       4,935
                                                                                                                    ----------
                                                                                                                         9,265
                                                                                                                    ----------
              Total Materials                                                                                           39,980
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.0%)
    1,800     Cogent Communications Group, Inc.*                                                                            38
    5,200     PAETEC Holding Corp.*                                                                                         56
    4,300     Premiere Global Services, Inc.*                                                                               59
                                                                                                                    ----------
                                                                                                                           153
                                                                                                                    ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
  389,517     AT&T, Inc.                                                                                                14,883
      700     Cbeyond, Inc.*                                                                                                29

38

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
    5,200     NTELOS Holdings Corp.                                                                                 $      138
  183,100     Verizon Communications, Inc.                                                                               7,912
    2,000     Windstream Corp.                                                                                              26
                                                                                                                    ----------
                                                                                                                        22,988
                                                                                                                    ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    5,500     Centennial Communications Corp.*                                                                              49
    4,000     Sprint Nextel Corp.                                                                                           62
   25,400     Telephone & Data Systems, Inc.                                                                             1,581
                                                                                                                    ----------
                                                                                                                         1,692
                                                                                                                    ----------
              Total Telecommunication Services                                                                          24,833
                                                                                                                    ----------
              UTILITIES (1.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
   51,900     Edison International                                                                                       2,906
    1,100     El Paso Electric Co.*                                                                                         28
      600     Entergy Corp.                                                                                                 72
   59,500     FirstEnergy Corp.                                                                                          4,079
    2,000     ITC Holdings Corp.                                                                                           102
   96,500     Reliant Energy, Inc.*                                                                                      2,513
                                                                                                                    ----------
                                                                                                                         9,700
                                                                                                                    ----------
              GAS UTILITIES (0.1%)
   35,750     Energen Corp.                                                                                              2,279
   14,600     UGI Corp.                                                                                                    386
                                                                                                                    ----------
                                                                                                                         2,665
                                                                                                                    ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   22,300     Constellation Energy Group, Inc.                                                                           2,234
   62,500     Mirant Corp.*                                                                                              2,412
    1,900     Ormat Technologies, Inc.                                                                                      96
                                                                                                                    ----------
                                                                                                                         4,742
                                                                                                                    ----------
              MULTI-UTILITIES (0.7%)
   48,400     Alliant Energy Corp.                                                                                       2,009
      600     Black Hills Corp.                                                                                             25
   10,300     Dominion Resources, Inc.                                                                                     486
    8,700     DTE Energy Co.(a)                                                                                            427
   73,700     OGE Energy Corp.                                                                                           2,624
    1,400     PG&E Corp.                                                                                                    65
   94,260     Public Service Enterprise Group, Inc.                                                                      9,024
   47,400     Vectren Corp.                                                                                              1,392
                                                                                                                    ----------
                                                                                                                        16,052
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              WATER UTILITIES (0.0%)
      600     American States Water Co.                                                                             $       25
                                                                                                                    ----------
              Total Utilities                                                                                           33,184
                                                                                                                    ----------
              Total Common Stocks (cost: $771,188)                                                                     827,144
                                                                                                                    ----------
              PREFERRED SECURITIES (0.4%)

              CONSUMER STAPLES (0.1%)
              ---------------------------
              AGRICULTURAL PRODUCTS (0.1%)
   35,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(d)                                 3,338
                                                                                                                    ----------
              FINANCIALS (0.2%)
              -----------------
              LIFE & HEALTH INSURANCE (0.1%)
  130,000     Delphi Financial Group, Inc., Junior Subordinated Notes, 7.38%, perpetual                                  2,602
                                                                                                                    ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
  110,000     IndyMac Bank, F.S.B., 8.50%(d)                                                                             1,499
   12,000     Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual                                    414
                                                                                                                    ----------
                                                                                                                         1,913
                                                                                                                    ----------
              Total Financials                                                                                           4,515
                                                                                                                    ----------
              U.S. GOVERNMENT (0.1%)
              ----------------------
   80,000     Freddie Mac(b),(+)                                                                                         2,040
                                                                                                                    ----------
              Total Preferred Securities (cost: $11,906)                                                                 9,893
                                                                                                                    ----------
              EXCHANGE-TRADED FUNDS (4.2%)
    6,500     iShares MSCI EAFE Index Fund                                                                                 540
   33,800     iShares Russell 1000 Index Fund(a)                                                                         2,732
  606,085     SPDR Trust Series 1(a)                                                                                    90,100
                                                                                                                    ----------
              Total Exchange-Traded Funds (cost: $93,255)                                                               93,372
                                                                                                                    ----------
              Total U.S. Equity Securities (cost: $876,349)                                                            930,409
                                                                                                                    ----------

40

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (30.0%)

              COMMON STOCKS (29.2%)

              CONSUMER DISCRETIONARY (3.3%)
              -----------------------------
              APPAREL RETAIL (0.2%)
  231,400     Esprit Holdings Ltd.                                                                                  $    3,456
    4,350     Hennes & Mauritz AB "B"                                                                                      272
    1,946     Industria de Diseno Textil S.A.                                                                              136
                                                                                                                    ----------
                                                                                                                         3,864
                                                                                                                    ----------
              AUTO PARTS & EQUIPMENT (0.5%)
   76,600     Aisin Seiki Co. Ltd.                                                                                       3,081
   49,300     Autoliv, Inc.                                                                                              2,879
    6,800     Denso Corp.                                                                                                  277
  252,100     GKN plc                                                                                                    1,659
   45,700     NOK Corp.                                                                                                    923
      873     Rieter Holding AG                                                                                            434
   42,800     Tokai Rika Co. Ltd.                                                                                        1,287
   12,600     Toyota Boshoku Corp.                                                                                         420
   17,700     Toyota Industries Corp.                                                                                      739
                                                                                                                    ----------
                                                                                                                        11,699
                                                                                                                    ----------
              AUTOMOBILE MANUFACTURERS (1.0%)
   59,752     DaimlerChrysler AG                                                                                         6,080
   35,586     Fiat S.p.A.                                                                                                  977
   91,600     Honda Motor Co. Ltd.                                                                                       3,100
   66,000     Nissan Motor Co. Ltd.                                                                                        751
   61,205     Peugeot S.A. ADR                                                                                           4,755
   12,808     Renault S.A.                                                                                               1,863
   91,600     Toyota Motor Corp.                                                                                         5,144
                                                                                                                    ----------
                                                                                                                        22,670
                                                                                                                    ----------
              AUTOMOTIVE RETAIL (0.0%)
    6,670     USS Co. Ltd.                                                                                                 430
                                                                                                                    ----------
              BROADCASTING & CABLE TV (0.0%)
   24,876     Gestevision Telecinco S.A.                                                                                   672
                                                                                                                    ----------
              CASINOS & GAMING (0.0%)
   17,472     OPAP S.A.                                                                                                    679
                                                                                                                    ----------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              CATALOG RETAIL (0.1%)
  223,423     Home Retail Group                                                                                     $    1,594
                                                                                                                    ----------
              CONSUMER ELECTRONICS (0.3%)
   50,000     LG Electronics, Inc.                                                                                       5,200
   61,000     Matsushita Electric Industrial Co. Ltd.                                                                    1,227
                                                                                                                    ----------
                                                                                                                         6,427
                                                                                                                    ----------
              DEPARTMENT STORES (0.3%)
  131,041     Marks & Spencer Group plc                                                                                  1,572
   62,865     Next plc                                                                                                   2,249
   20,051     PPR                                                                                                        3,374
                                                                                                                    ----------
                                                                                                                         7,195
                                                                                                                    ----------
              DISTRIBUTORS (0.1%)
   52,660     Jardine Cycle & Carriage Ltd.                                                                                760
   86,000     Li & Fung Ltd.                                                                                               342
  171,769     Pacific Brands Ltd.                                                                                          473
      511     S.A. D'Ieteren N.V.                                                                                          198
                                                                                                                    ----------
                                                                                                                         1,773
                                                                                                                    ----------
              HOMEBUILDING (0.3%)
   43,863     Barratt Developments plc                                                                                     419
   44,222     Bovis Homes Group plc                                                                                        575
  237,000     Sekisui Chemical Co. Ltd.                                                                                  1,617
  184,000     Sekisui House Ltd.                                                                                         2,345
  124,486     Taylor Wimpey plc                                                                                            526
                                                                                                                    ----------
                                                                                                                         5,482
                                                                                                                    ----------
              HOTELS, RESORTS, & CRUISE LINES (0.0%)
   81,995     TUI Travel plc*                                                                                              463
                                                                                                                    ----------
              LEISURE PRODUCTS (0.0%)
    3,400     Sankyo Co.                                                                                                   153
    6,200     Yamaha Corp.                                                                                                 150
                                                                                                                    ----------
                                                                                                                           303
                                                                                                                    ----------
              MOVIES & ENTERTAINMENT (0.2%)
   27,700     CTC Media, Inc.*                                                                                             666
   79,952     Vivendi S.A.                                                                                               3,672
                                                                                                                    ----------
                                                                                                                         4,338
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              PHOTOGRAPHIC PRODUCTS (0.0%)
    3,000     Nikon Corp.                                                                                           $       93
                                                                                                                    ----------
              PUBLISHING (0.1%)
   54,357     Daily Mail and General Trust                                                                                 621
   57,255     EMAP plc                                                                                                     979
    2,491     Lagardere SCA                                                                                                200
   24,909     Trinity Mirror plc                                                                                           173
   89,583     Yell Group plc                                                                                               767
                                                                                                                    ----------
                                                                                                                         2,740
                                                                                                                    ----------
              RESTAURANTS (0.0%)
   17,362     Enterprise Inns plc                                                                                          190
                                                                                                                    ----------
              TEXTILES (0.1%)
   78,000     Nisshinbo Industries, Inc.                                                                                 1,037
                                                                                                                    ----------
              TIRES & RUBBER (0.1%)
   80,100     Bridgestone Corp.                                                                                          1,524
                                                                                                                    ----------
              Total Consumer Discretionary                                                                              73,173
                                                                                                                    ----------
              CONSUMER STAPLES (2.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
    4,300     Danisco A/S                                                                                                  317
   46,400     Nutreco Holding N.V.                                                                                       2,827
                                                                                                                    ----------
                                                                                                                         3,144
                                                                                                                    ----------
              BREWERS (0.1%)
    7,700     Carlsberg A/S                                                                                                980
    7,014     Heineken N.V.                                                                                                460
  145,453     Lion Nathan Ltd.                                                                                           1,186
   16,438     SABMiller plc                                                                                                468
                                                                                                                    ----------
                                                                                                                         3,094
                                                                                                                    ----------
              FOOD RETAIL (0.3%)
    7,505     Casino Guichard-Perrachon S.A.                                                                               826
   11,900     Circle K Sunkus Co.                                                                                          174
   10,600     FamilyMart Co.                                                                                               314
   37,615     Koninklijke Ahold N.V.*                                                                                      534
  157,906     Tesco plc                                                                                                  1,555
   84,513     Woolworths Ltd.                                                                                            2,527
                                                                                                                    ----------
                                                                                                                         5,930
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.1%)
   48,635     Reckitt Benckiser plc                                                                                 $    2,890
                                                                                                                    ----------
              HYPERMARKETS & SUPER CENTERS (0.0%)
   62,000     Uny Co. Ltd.                                                                                                 547
    2,758     Wesfarmers Ltd.*                                                                                             106
                                                                                                                    ----------
                                                                                                                           653
                                                                                                                    ----------
              PACKAGED FOODS & MEAT (0.9%)
  314,000     China Mengniu Dairy Co. Ltd.                                                                               1,127
    7,875     East Asiatic Co. Ltd. A/S                                                                                    539
  692,012     Goodman Fielder Ltd.                                                                                       1,195
   88,400     IAWS Group plc                                                                                             1,914
   24,837     Nestle S.A.                                                                                               11,908
   20,138     Unilever N.V.                                                                                                712
   47,339     Unilever plc                                                                                               1,736
                                                                                                                    ----------
                                                                                                                        19,131
                                                                                                                    ----------
              PERSONAL PRODUCTS (0.1%)
   14,850     Oriflame Cosmetics S.A.                                                                                      903
   11,000     Shiseido Co.                                                                                                 263
                                                                                                                    ----------
                                                                                                                         1,166
                                                                                                                    ----------
              SOFT DRINKS (0.3%)
    7,700     Coca Cola West Holdings Co.                                                                                  175
  744,299     Coca-Cola Amatil Ltd.                                                                                      6,573
    6,781     Coca-Cola Hellenic Bottling Co., S.A.                                                                        288
                                                                                                                    ----------
                                                                                                                         7,036
                                                                                                                    ----------
              TOBACCO (0.5%)
   43,320     British America Tobacco plc                                                                                1,681
   72,992     Imperial Tobacco Group plc                                                                                 3,774
   55,640     KT&G Corp.                                                                                                 4,639
   11,200     Swedish Match                                                                                                258
                                                                                                                    ----------
                                                                                                                        10,352
                                                                                                                    ----------
              Total Consumer Staples                                                                                    53,396
                                                                                                                    ----------
              ENERGY (3.0%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
1,288,000     Yanzhou Coal Mining Co. Ltd. "H"                                                                           2,647
                                                                                                                    ----------

44

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              INTEGRATED OIL & GAS (1.5%)
  427,265     BP plc                                                                                                $    5,183
   73,522     ENI S.p.A.                                                                                                 2,621
  115,200     OAO Gazprom ADR                                                                                            6,071
   18,366     OMV AG                                                                                                     1,304
   72,500     Petro-Canada                                                                                               3,502
   61,729     Repsol YPF S.A.                                                                                            2,274
   91,722     Royal Dutch Shell plc                                                                                      3,681
   87,757     Royal Dutch Shell plc "A"                                                                                  3,547
   59,517     Total S.A.                                                                                                 4,809
                                                                                                                    ----------
                                                                                                                        32,992
                                                                                                                    ----------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
   53,337     Fugro N.V.                                                                                                 4,385
   67,800     Petroleum Geo-Services ASA*                                                                                1,943
   86,200     Saipem S.p.A.                                                                                              3,468
   40,178     Worley Parsons Ltd.                                                                                        1,777
                                                                                                                    ----------
                                                                                                                        11,573
                                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
   57,700     Addax Petroleum Corp.                                                                                      2,487
  123,700     Oilexco, Inc.*                                                                                             1,851
                                                                                                                    ----------
                                                                                                                         4,338
                                                                                                                    ----------
              OIL & GAS REFINING & MARKETING (0.7%)
   39,390     GS Holdings Corp.                                                                                          2,660
    6,400     Idemitsu Kosan Co. Ltd.                                                                                      719
  107,000     Nippon Mining Holdings, Inc.                                                                                 786
  289,000     Nippon Oil Corp.                                                                                           2,382
   60,000     Reliance Industries Ltd. GDR                                                                               8,775
  226,000     Singapore Petroleum Co. Ltd.                                                                               1,186
                                                                                                                    ----------
                                                                                                                        16,508
                                                                                                                    ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)
    3,000     General Maritime Corp.(a)                                                                                     80
                                                                                                                    ----------
              Total Energy                                                                                              68,138
                                                                                                                    ----------
              FINANCIALS (7.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   61,045     3i Group plc                                                                                               1,365
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.0%)
   10,060     Takefuji Corp.                                                                                        $      258
                                                                                                                    ----------
              DIVERSIFIED BANKS (3.8%)
  239,570     Allied Irish Banks plc                                                                                     5,362
   34,283     Alpha Bank A.E.                                                                                            1,166
   12,780     Banca Intesa S.p.A.                                                                                          102
  159,877     Banche Popolari Unite Scpa                                                                                 4,556
  118,988     Banco Bilbao Vizcaya Argentaria S.A.                                                                       2,961
  176,479     Banco Espirito Santo S.A.                                                                                  4,100
    2,600     Banco Latinoamericano de Exportaciones S.A.                                                                   46
  266,250     Banco Santander S.A.                                                                                       5,702
  458,141     Barclays plc                                                                                               5,303
   39,536     BNP Paribas S.A.                                                                                           4,462
  559,900     Bumiputra-Commerce Holdings Berhad                                                                         1,781
   64,793     Commerzbank AG                                                                                             2,569
    3,118     Commonwealth Bank of Australia                                                                               164
   60,100     Danske Bank A/S                                                                                            2,411
   19,000     DBS Group Holdings Ltd.                                                                                      264
   79,284     Dexia                                                                                                      2,161
  127,600     DnB NOR ASA                                                                                                1,999
   46,400     Erste Bank der Oesterreichischen Sparkassen AG                                                             3,370
  172,482     HBOS plc                                                                                                   2,830
  232,897     HSBC Holdings plc                                                                                          3,974
   22,463     Hypo Real Estate Holding AG ADR                                                                            1,191
1,594,000     Industrial and Commercial Bank of China Ltd. "H"                                                           1,265
    2,025     Jyske Bank A/S*                                                                                              161
    1,147     KBC Groep N.V.                                                                                               159
  235,524     Lloyds TSB Group plc                                                                                       2,397
       53     Mizuho Financial Group, Inc.                                                                                 284
   28,971     National Australia Bank Ltd.                                                                                 980
   24,359     National Bank of Greece S.A.                                                                               1,636
  280,844     Royal Bank of Scotland Group plc                                                                           2,650
   37,960     Skandinaviska Enskilda Banken "A"                                                                          1,060
   11,124     Societe Generale                                                                                           1,718
  129,465     Standard Bank Group Ltd.                                                                                   1,998
   50,000     State Bank of India Ltd. GDR                                                                               6,025
      140     Sumitomo Mitsui Financial Group, Inc.                                                                      1,198
   53,000     Svenska Handelsbanken AB "A"                                                                               1,684

46

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
  446,734     UniCredito Italiano S.p.A.                                                                            $    3,807
   44,656     Westpac Banking Corp.                                                                                      1,117
                                                                                                                    ----------
                                                                                                                        84,613
                                                                                                                    ----------
              DIVERSIFIED CAPITAL MARKETS (0.4%)
   20,301     Close Brothers Group plc                                                                                     376
   58,543     Credit Suisse Group                                                                                        3,523
   30,271     Deutsche Bank AG                                                                                           3,976
   63,984     Investec plc                                                                                                 685
   14,301     UBS AG                                                                                                       722
                                                                                                                    ----------
                                                                                                                         9,282
                                                                                                                    ----------
              INVESTMENT BANKING & BROKERAGE (0.2%)
   34,028     Macquarie Group Ltd.(a)                                                                                    2,413
   60,200     MF Global Ltd.*                                                                                            1,736
                                                                                                                    ----------
                                                                                                                         4,149
                                                                                                                    ----------
              LIFE & HEALTH INSURANCE (0.5%)
   19,707     Aegon N.V.                                                                                                   352
    8,599     CNP Assurances                                                                                             1,069
   33,682     Discovery Holdings Ltd.                                                                                      138
   46,422     Irish Life & Permanent plc                                                                                   921
  406,906     Old Mutual plc                                                                                             1,411
   49,500     Power Corp. of Canada                                                                                      2,003
   48,100     Power Financial Corp.                                                                                      1,998
   34,821     Prudential plc                                                                                               486
   16,106     Resolution plc                                                                                               234
   12,033     Swiss Life Holding*                                                                                        3,379
                                                                                                                    ----------
                                                                                                                        11,991
                                                                                                                    ----------
              MULTI-LINE INSURANCE (0.6%)
   16,567     Allianz Holding AG                                                                                         3,417
   50,169     Aviva plc                                                                                                    703
   72,321     AXA S.A.                                                                                                   2,955
  608,100     Royal & Sun Alliance Ins. Group                                                                            1,857
   18,594     Zurich Financial Services AG                                                                               5,406
                                                                                                                    ----------
                                                                                                                        14,338
                                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   26,347     Babcock & Brown Ltd.                                                                                         603
   58,582     Fortis(a)                                                                                                  1,569
   98,190     ING Groep N.V.                                                                                             3,811
   39,573     OKO Bank plc "A"                                                                                             782
                                                                                                                    ----------
                                                                                                                         6,765
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.3%)
   96,500     Axis Capital Holdings Ltd.                                                                            $    3,681
  116,400     QBE Insurance Group Ltd.                                                                                   3,333
   14,091     Suncorp Metway                                                                                               232
                                                                                                                    ----------
                                                                                                                         7,246
                                                                                                                    ----------
              REGIONAL BANKS (0.0%)
   17,000     Hachijuni Bank Ltd.                                                                                          134
   90,000     Joyo Bank Ltd.                                                                                               539
                                                                                                                    ----------
                                                                                                                           673
                                                                                                                    ----------
              REINSURANCE (0.7%)
   60,600     Endurance Specialty Holdings Ltd.                                                                          2,448
      900     IPC Holdings Ltd.                                                                                             26
   38,142     Muenchener Rueckversicherungs-Gesellschaft AG                                                              6,948
    6,500     PartnerRe Ltd.                                                                                               537
   27,000     RenaissanceRe Holdings Ltd.                                                                                1,596
   61,497     SCOR SE                                                                                                    1,598
   27,883     Swiss Re                                                                                                   2,067
                                                                                                                    ----------
                                                                                                                        15,220
                                                                                                                    ----------
              SPECIALIZED FINANCE (0.2%)
   40,150     ASX Ltd.                                                                                                   2,000
   67,000     Hong Kong Exchanges & Clearing Ltd.                                                                        2,027
   50,000     Singapore Exchange Ltd.                                                                                      487
                                                                                                                    ----------
                                                                                                                         4,514
                                                                                                                    ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
  379,400     Bradford & Bingley plc(a)                                                                                  2,346
                                                                                                                    ----------
              Total Financials                                                                                         162,760
                                                                                                                    ----------
              HEALTH CARE (1.6%)
              ------------------
              BIOTECHNOLOGY (0.1%)
   78,417     CSL Ltd.                                                                                                   2,415
                                                                                                                    ----------
              HEALTH CARE DISTRIBUTORS (0.1%)
  108,400     Mediceo Paltac Holdings                                                                                    1,497
   12,600     Suzuken Co. Ltd.                                                                                             415
                                                                                                                    ----------
                                                                                                                         1,912
                                                                                                                    ----------

48

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (0.1%)
   66,800     Getinge AB                                                                                            $    1,683
   18,000     Olympus Corp.                                                                                                735
    3,000     Terumo Corp.                                                                                                 152
                                                                                                                    ----------
                                                                                                                         2,570
                                                                                                                    ----------
              HEALTH CARE FACILITIES (0.0%)
   43,000     Parkway Holdings Ltd.                                                                                        113
                                                                                                                    ----------
              PHARMACEUTICALS (1.3%)
   44,200     Astellas Pharma, Inc.                                                                                      1,965
   13,082     AstraZeneca plc                                                                                              621
  168,454     GlaxoSmithKline plc                                                                                        4,461
   13,600     H Lundbeck A/S                                                                                               391
   96,000     Kyowa Hakko Kogyo Co. Ltd.(a)                                                                              1,084
   27,633     Novartis AG                                                                                                1,570
    1,000     Novo Nordisk A/S                                                                                             127
   41,075     Roche Holdings AG                                                                                          7,816
   50,690     Sanofi-Aventis S.A.                                                                                        4,821
   27,550     Stada Arzneimittel AG                                                                                      1,708
   71,900     Takeda Pharmaceutical Co. Ltd.                                                                             4,594
   30,900     Warner Chilcott Ltd. "A"*                                                                                    564
                                                                                                                    ----------
                                                                                                                        29,722
                                                                                                                    ----------
              Total Health Care                                                                                         36,732
                                                                                                                    ----------
              INDUSTRIALS (3.2%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
   25,457     European Aeronautic Defense and Space Co. N.V.                                                               817
                                                                                                                    ----------
              AIR FREIGHT & LOGISTICS (0.1%)
   26,637     TNT N.V.                                                                                                   1,091
                                                                                                                    ----------
              AIRLINES (0.2%)
  106,617     Deutsche Lufthansa AG                                                                                      2,878
   77,000     Japan Airlines Corp.*                                                                                        183
  385,167     Qantas Airways Ltd.                                                                                        1,990
                                                                                                                    ----------
                                                                                                                         5,051
                                                                                                                    ----------
              AIRPORT SERVICES (0.0%)
  139,854     Macquarie Airports                                                                                           536
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              BUILDING PRODUCTS (0.2%)
   75,000     Asahi Glass Co. Ltd.                                                                                  $    1,040
   28,897     Compagnie De Saint Gobain                                                                                  2,843
  130,000     Nippon Sheet Glass Co. Ltd.                                                                                  708
  115,000     Sanwa Shutter Corp.                                                                                          574
                                                                                                                    ----------
                                                                                                                         5,165
                                                                                                                    ----------
              COMMERCIAL PRINTING (0.0%)
   42,119     De La Rue plc                                                                                                755
                                                                                                                    ----------
              CONSTRUCTION & ENGINEERING (0.5%)
   38,462     ACS Actividades de Construccion y Servicios S.A.                                                           2,474
  457,200     China Communications Construction Co. Ltd. "H"                                                             1,336
   68,000     COMSYS Holdings Corp.                                                                                        557
   12,717     Daelim Industrial Co. Ltd.                                                                                 2,237
   16,860     GS Engineering & Construction Corp.                                                                        2,956
   48,000     JGC Corp.                                                                                                    886
   63,000     Nishimatsu Construction Ltd.                                                                                 177
   19,000     Shimizu Corp.                                                                                                 82
   36,000     Toda Corp.                                                                                                   191
    9,098     YIT Oyj                                                                                                      213
                                                                                                                    ----------
                                                                                                                        11,109
                                                                                                                    ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   88,300     Komatsu Ltd.                                                                                               2,662
   48,000     Kubota Corp.                                                                                                 354
  100,700     Volvo AB "B"                                                                                               1,718
                                                                                                                    ----------
                                                                                                                         4,734
                                                                                                                    ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   94,000     Hitachi Cable                                                                                                605
    9,549     Schneider Electric S.A.                                                                                    1,332
  112,600     Sumitomo Electric Industries Ltd.                                                                          1,733
                                                                                                                    ----------
                                                                                                                         3,670
                                                                                                                    ----------
              HEAVY ELECTRICAL EQUIPMENT (0.2%)
  118,806     ABB Ltd.                                                                                                   3,480
    3,601     Alstom RGPT                                                                                                  807
    6,400     Vestas Wind Systems A/S*                                                                                     608
                                                                                                                    ----------
                                                                                                                         4,895
                                                                                                                    ----------

50

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              HIGHWAYS & RAILTRACKS (0.0%)
   41,000     Hopewell Holdings Ltd.                                                                                $      187
    1,559     Societe des Autoroutes Paris-Rhin-Rhone                                                                      173
                                                                                                                    ----------
                                                                                                                           360
                                                                                                                    ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
  230,056     Hays plc                                                                                                     602
   88,043     Michael Page International                                                                                   591
                                                                                                                    ----------
                                                                                                                         1,193
                                                                                                                    ----------
              INDUSTRIAL CONGLOMERATES (0.3%)
  400,000     Keppel Corp. Ltd.                                                                                          3,702
   34,000     SembCorp Industries                                                                                          131
    9,123     Siemens AG                                                                                                 1,384
  146,594     Sonae, SGPS SA                                                                                               440
                                                                                                                    ----------
                                                                                                                         5,657
                                                                                                                    ----------
              INDUSTRIAL MACHINERY (0.1%)
    1,112     Andritz AG                                                                                                    69
   28,912     Charter plc*                                                                                                 513
    4,146     Heidelberger Druckmaschinen AG                                                                               131
   26,100     Komori Corp.                                                                                                 618
    1,774     Kone Oyj "B"                                                                                                 133
    4,820     Konecranes Oyj                                                                                               184
   26,000     Sandvik AB                                                                                                   471
   31,159     Trelleborg AB                                                                                                694
                                                                                                                    ----------
                                                                                                                         2,813
                                                                                                                    ----------
              MARINE (0.4%)
      158     A.P. Moller-Maersk Group                                                                                   1,881
   54,000     COSCO Corp. Ltd.                                                                                             265
  116,000     Mitsui OSK. Lines Ltd.                                                                                     1,723
   65,000     Neptune Orient Lines Ltd.                                                                                    187
  538,000     Nippon Yusen Kabushiki Kaisha                                                                              4,629
  128,000     Orient Overseas International Ltd.                                                                           979
                                                                                                                    ----------
                                                                                                                         9,664
                                                                                                                    ----------
              MARINE PORTS & SERVICES (0.0%)
   86,000     Kamigumi Co. Ltd.                                                                                            669
                                                                                                                    ----------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
  290,000     Itochu Corp.                                                                                               3,038
  125,000     Marubeni Corp.                                                                                               951

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
  137,600     Mitsubishi Corp.                                                                                      $    3,938
  175,000     Mitsui & Co. Ltd.                                                                                          3,985
  139,900     Sumitomo Corp.                                                                                             2,077
                                                                                                                    ----------
                                                                                                                        13,989
                                                                                                                    ----------
              TRUCKING (0.0%)
   71,000     Seino Holdings Co. Ltd.                                                                                      518
                                                                                                                    ----------
              Total Industrials                                                                                         72,686
                                                                                                                    ----------
              INFORMATION TECHNOLOGY (1.8%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
   67,500     Trend Micro, Inc.                                                                                          2,715
                                                                                                                    ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
  170,838     Nokia Oyj                                                                                                  6,816
                                                                                                                    ----------
              COMPUTER HARDWARE (0.0%)
   16,000     Toshiba Corp.                                                                                                130
    8,813     Wincor Nixdorf AG                                                                                            758
                                                                                                                    ----------
                                                                                                                           888
                                                                                                                    ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
   17,000     FUJIFILM Holdings Corp.                                                                                      750
      900     Keyence Corp.                                                                                                209
    5,900     Kyocera Corp.                                                                                                528
  140,650     LG Philips LCD Co. Ltd.*                                                                                   7,909
   69,900     Omron Corp.                                                                                                1,799
                                                                                                                    ----------
                                                                                                                        11,195
                                                                                                                    ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
  192,048     Hon Hai Precision Industry Co. Ltd. GDR                                                                    2,468
   37,000     Venture Corp. Ltd.                                                                                           322
                                                                                                                    ----------
                                                                                                                         2,790
                                                                                                                    ----------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
    6,600     Nintendo Co. Ltd.                                                                                          4,009
                                                                                                                    ----------
              INTERNET SOFTWARE & SERVICES (0.1%)
  138,000     Tencent Holdings Ltd.                                                                                      1,037
                                                                                                                    ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
   60,300     Indra Sistemas S.A.                                                                                        1,645
                                                                                                                    ----------

52

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              OFFICE ELECTRONICS (0.1%)
   10,000     Konica Minolta Holdings, Inc.                                                                         $      189
  121,000     Ricoh Co. Ltd.                                                                                             2,276
                                                                                                                    ----------
                                                                                                                         2,465
                                                                                                                    ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
  165,598     ASML Holding N.V.*                                                                                         5,749
                                                                                                                    ----------
              Total Information Technology                                                                              39,309
                                                                                                                    ----------
              MATERIALS (3.2%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
   25,000     Asahi Kasei Corp.                                                                                            180
   74,000     Kuraray Co.                                                                                                  908
   52,000     Tosoh Corp.                                                                                                  254
                                                                                                                    ----------
                                                                                                                         1,342
                                                                                                                    ----------
              CONSTRUCTION MATERIALS (0.4%)
  120,860     CIMPOR-Cimentos De Portugal SGPS S.A.                                                                      1,079
    5,661     CRH plc                                                                                                      214
  226,100     Fletcher Building Ltd.                                                                                     2,042
   11,078     Holcim Ltd.                                                                                                1,192
    6,819     Italcementi S.p.A.                                                                                           141
   17,147     Lafarge S.A.                                                                                               2,731
  350,000     Siam Makro Public Co. Ltd.                                                                                 2,440
                                                                                                                    ----------
                                                                                                                         9,839
                                                                                                                    ----------
              DIVERSIFIED CHEMICALS (0.5%)
   46,394     BASF AG                                                                                                    6,431
   11,899     Bayer AG                                                                                                     981
  303,000     Mitsubishi Chemical Holdings Corp.                                                                         2,416
   19,000     Mitsubishi Gas Chemical Co., Inc.                                                                            196
                                                                                                                    ----------
                                                                                                                        10,024
                                                                                                                    ----------
              DIVERSIFIED METALS & MINING (1.1%)
   17,637     Anglo American Capital plc                                                                                 1,191
  144,587     BHP Billiton Ltd.                                                                                          5,488
  277,582     BHP Billiton plc                                                                                           9,171
   51,250     Boliden AB                                                                                                   724
  425,000     Grupo Mexico SAB de CV "B"                                                                                 2,977
   53,000     Mitsubishi Materials Corp.                                                                                   265
   26,666     Rio Tinto plc                                                                                              3,092

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
   78,000     Sumitomo Metal Mining Co. Ltd.                                                                        $    1,601
   16,820     Xstrata plc                                                                                                1,182
                                                                                                                    ----------
                                                                                                                        25,691
                                                                                                                    ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
  231,489     Makhteshim-Agan Industries Ltd.*                                                                           1,957
                                                                                                                    ----------
              FOREST PRODUCTS (0.0%)
   17,500     Sonae Industria*                                                                                             199
                                                                                                                    ----------
              PAPER PRODUCTS (0.0%)
    8,175     Mondi Ltd.                                                                                                    70
   55,327     Mondi plc                                                                                                    441
    8,800     Svenska Cellulosa AB                                                                                         157
                                                                                                                    ----------
                                                                                                                           668
                                                                                                                    ----------
              SPECIALTY CHEMICALS (0.2%)
   13,560     Altana AG                                                                                                    337
   69,000     Dainippon Ink and Chemicals, Inc.                                                                            345
   94,100     JSR Corp.                                                                                                  2,266
   42,499     Koninklijke DSM N.V.                                                                                       2,115
   25,000     Nippon Zeon Co.                                                                                              165
                                                                                                                    ----------
                                                                                                                         5,228
                                                                                                                    ----------
              STEEL (0.8%)
   61,300     ArcelorMittal ADR                                                                                          4,526
  480,000     Eregli Demir ve Celik Fabrikalari TAS                                                                      3,954
   95,000     Kobe Steel Ltd.                                                                                              310
  285,000     Nippon Steel Corp.                                                                                         1,706
   40,000     Nisshin Steel Co.                                                                                            148
    7,736     Outokumpu Oyj                                                                                                249
    3,806     Salzgitter AG                                                                                                607
   44,994     ThyssenKrupp AG                                                                                            2,653
   38,212     voestalpine AG                                                                                             2,796
                                                                                                                    ----------
                                                                                                                        16,949
                                                                                                                    ----------
              Total Materials                                                                                           71,897
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (2.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.3%)
1,574,100     Cable & Wireless plc                                                                                       6,097
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
   48,119     Belgacom S.A.(a)                                                                                        $    2,508
  318,608     BT Group plc                                                                                                 1,878
   70,447     France Telecom S.A.                                                                                          2,675
      167     Nippon Telegraph & Telephone Corp.                                                                             759
   84,000     Singapore Telecommunications Ltd.                                                                              225
    2,195     Swisscom AG                                                                                                    833
   35,600     Tele2 AB "B"                                                                                                   813
   49,300     Telecom Argentina S.A. ADR "B"*                                                                              1,324
   45,313     Telecom Corp. of New Zealand Ltd.                                                                              149
  965,228     Telecom Italia S.p.A.                                                                                        2,411
  121,193     Telefonica S.A.                                                                                              4,062
  168,400     Telefonos de Mexico S.A. de C.V. ADR "L"                                                                     6,276
                                                                                                                      ----------
                                                                                                                          23,913
                                                                                                                      ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   84,000     America Movil S.A.B. de C.V. ADR "L"                                                                         5,179
    3,359     Bouygues S.A.                                                                                                  301
      668     KDDI Corp.                                                                                                   4,725
   35,000     Mobile TeleSystems ADR                                                                                       3,175
   42,700     Rogers Communications, Inc.                                                                                  1,775
1,417,331     Vodafone Group plc                                                                                           5,309
                                                                                                                      ----------
                                                                                                                          20,464
                                                                                                                      ----------
              Total Telecommunication Services                                                                            50,474
                                                                                                                      ----------
              UTILITIES (1.3%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
   43,616     British Energy Group plc                                                                                       469
   53,897     E.ON AG                                                                                                     10,985
  103,624     Enel S.p.A.(a)                                                                                               1,242
  380,500     Hong Kong Electric Holdings Ltd.                                                                             1,994
   15,000     Kyushu Electric Power Co., Inc.                                                                                406
    9,631     Scottish & Southern Energy plc                                                                                 315
   15,162     Union Fenosa, S.A.                                                                                           1,049
                                                                                                                      ----------
                                                                                                                          16,460
                                                                                                                      ----------
              GAS UTILITIES (0.0%)
    8,684     Gas Natural SDG S.A.                                                                                           535
                                                                                                                      ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   89,041     International Power plc                                                                                        855
                                                                                                                      ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.5%)
  385,938     Centrica plc                                                                                          $    2,888
  136,983     National Grid plc                                                                                          2,314
   44,685     RWE AG                                                                                                     6,104
    3,837     Suez S.A.                                                                                                    255
                                                                                                                    ----------
                                                                                                                        11,561
                                                                                                                    ----------
              Total Utilities                                                                                           29,411
                                                                                                                    ----------
              Total Common Stocks (cost: $617,214)                                                                     657,976
                                                                                                                    ----------
PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
              PREFERRED SECURITIES (0.8%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.0%)
      267     Porsche AG                                                                                                   586
                                                                                                                    ----------
              FINANCIALS (0.8%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
  249,400     Banco Itau Holding Financeira S.A. ADR(a)                                                                  6,868
                                                                                                                    ----------
              MULTI-LINE INSURANCE (0.0%)
  158,210     Unipol Gruppo Finanziario S.p.A.                                                                             562
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (0.2%)
   20,000     Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                     2,071
   $2,000     White Mountains Re Group, Junior Subordinated
                Notes, 7.51%, perpetual(d)                                                                               1,855
                                                                                                                    ----------
                                                                                                                         3,926
                                                                                                                    ----------
              REINSURANCE (0.3%)
    3,000     Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual                                              2,939
   $3,000     Swiss Re Capital I LP, 6.85%, perpetual(d)                                                                 2,936
                                                                                                                    ----------
                                                                                                                         5,875
                                                                                                                    ----------
              Total Financials                                                                                          17,231
                                                                                                                    ----------
              Total Preferred Securities (cost: $16,812)                                                                17,817
                                                                                                                    ----------
              Total International Equity Securities (cost: $634,026)                                                   675,793
                                                                                                                    ----------

56

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              PRECIOUS METALS AND MINERALS SECURITIES (3.1%)

              GOLD (2.3%)

              AUSTRALIAN GOLD COMPANIES (0.3%)
1,100,000     Lihir Gold Ltd.*(e)                                                                                   $    3,750
  130,000     Newcrest Mining Ltd.(e)                                                                                    3,827
                                                                                                                    ----------
                                                                                                                         7,577
                                                                                                                    ----------
              EUROPEAN GOLD COMPANIES (0.2%)
  110,000     Randgold Resources Ltd. ADR                                                                                3,870
                                                                                                                    ----------
              NORTH AMERICAN GOLD COMPANIES (1.6%)
   70,000     Agnico-Eagle Mines Ltd.(a)                                                                                 3,368
   90,000     Barrick Gold Corp.                                                                                         3,646
  570,000     Eldorado Gold Corp.*                                                                                       3,329
  400,000     Gammon Gold, Inc.*                                                                                         2,956
  120,000     Goldcorp, Inc.(a)                                                                                          3,889
  850,000     Golden Star Resources Ltd.*(a)                                                                             2,567
  400,000     IAMGOLD Corp.                                                                                              3,444
  220,000     Kinross Gold Corp.*                                                                                        3,789
   70,000     Newmont Mining Corp.                                                                                       3,478
  100,000     Royal Gold, Inc.(a)                                                                                        2,872
  280,000     Yamana Gold, Inc.                                                                                          3,601
                                                                                                                    ----------
                                                                                                                        36,939
                                                                                                                    ----------
              SOUTH AMERICAN GOLD COMPANIES (0.2%)
   70,000     Compania de Minas Buenaventura S.A. ADR                                                                    3,908
                                                                                                                    ----------
              Total Gold                                                                                                52,294
                                                                                                                    ----------
              DIAMONDS (0.1%)
   70,000     Harry Winston Diamond Corp.                                                                                2,590
                                                                                                                    ----------
              PLATINUM GROUP METALS (0.3%)
   24,000     Anglo Platinum Ltd.                                                                                        3,424
  110,000     Impala Platinum Holdings Ltd.                                                                              3,829
                                                                                                                    ----------
              Total Platinum Group Metals                                                                                7,253
                                                                                                                    ----------
              SILVER (0.4%)
  345,600     Hecla Mining Co.*                                                                                          4,054
  120,000     Pan American Silver Corp.*                                                                                 3,816
                                                                                                                    ----------
              Total Silver                                                                                               7,870
                                                                                                                    ----------
              Total Precious Metals and Minerals Securities (cost: $53,666)                                             70,007
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
   NUMBER                                                                                                                VALUE
OF SHARES     SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              REAL ESTATE EQUITY SECURITIES (0.7%)

              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
   28,000     Capitaland Ltd.                                                                                       $      135
  115,333     China Overseas Land & Investment Ltd.*                                                                        85
   32,262     IMMOFINANZ Immobilien Anlagen AG                                                                             338
   36,900     Jones Lang LaSalle, Inc.                                                                                   3,102
      175     K.K. DaVinci Advisors*                                                                                       173
   10,900     Leopalace21 Corp.                                                                                            318
  721,000     New World Development Ltd.                                                                                 2,737
  147,500     Swire Pacific Ltd.                                                                                         1,985
   17,000     Tokyo Tatemono Co. Ltd.                                                                                      199
  125,000     Wharf (Holdings) Ltd.                                                                                        742
                                                                                                                    ----------
                                                                                                                         9,814
                                                                                                                    ----------
              REITs - DIVERSIFIED (0.0%)
    1,100     PS Business Parks, Inc.                                                                                       59
                                                                                                                    ----------
              REITs - INDUSTRIAL (0.0%)
    1,100     First Industrial Realty Trust, Inc.                                                                           40
  297,936     ING Industrial Fund                                                                                          705
                                                                                                                    ----------
                                                                                                                           745
                                                                                                                    ----------
              REITs - MORTGAGE (0.2%)
  189,200     Annaly Capital Management, Inc.                                                                            3,256
    2,400     Deerfield Triarc Capital Corp.                                                                                18
      900     Gramercy Capital Corp.                                                                                        22
                                                                                                                    ----------
                                                                                                                         3,296
                                                                                                                    ----------
              REITs - OFFICE (0.0%)
    1,100     BioMed Realty Trust, Inc.                                                                                     25
    2,200     Digital Realty Trust, Inc.                                                                                    84
      500     Parkway Properties, Inc.                                                                                      20
                                                                                                                    ----------
                                                                                                                           129
                                                                                                                    ----------
              REITs - RESIDENTIAL (0.0%)
    1,000     Home Properties, Inc.                                                                                         45
                                                                                                                    ----------
              REITs - RETAIL (0.1%)
  119,300     Centro Properties Group                                                                                      578
      600     Pennsylvania REIT                                                                                             21
      800     Ramco-Gershenson Properties Trust                                                                             20

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
     1,200    Tanger Factory Outlet Centers, Inc.                                                                   $       51
    95,161    Westfield Group                                                                                            1,718
                                                                                                                    ----------
                                                                                                                         2,388
                                                                                                                    ----------
              REITs - SPECIALIZED (0.0%)
     2,200    FelCor Lodging Trust, Inc.                                                                                    39
     2,600    Nationwide Health Properties, Inc.                                                                            81
     1,200    Potlatch Corp.                                                                                                55
                                                                                                                    ----------
                                                                                                                           175
                                                                                                                    ----------
              Total Real Estate Equity Securities (cost: $15,827)                                                       16,651
                                                                                                                    ----------

 PRINCIPAL
    AMOUNT                                                                                COUPON
     (000)                                                                                  RATE       MATURITY
----------                                                                                ------       --------
              BONDS (23.0%)

              CORPORATE OBLIGATIONS (13.0%)

              CONSUMER DISCRETIONARY (1.1%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
   $ 2,861    Kellwood Co.                                                                  7.63%    10/15/2017          2,511
     1,000    Kellwood Co.                                                                  7.88      7/15/2009          1,015
                                                                                                                    ----------
                                                                                                                         3,526
                                                                                                                    ----------
              BROADCASTING & CABLE TV (0.3%)
     2,000    Charter Communications Operating, LLC(d)                                      8.00      4/30/2012          1,965
     2,000    Cox Enterprises, Inc.(d)                                                      7.38      6/15/2009          2,078
     1,000    Liberty Media Corp.                                                           7.88      7/15/2009          1,025
     1,000    Liberty Media Corp.                                                           5.70      5/15/2013            945
                                                                                                                    ----------
                                                                                                                         6,013
                                                                                                                    ----------
              CASINOS & GAMING (0.0%)
     1,000    Harrahs Operating Co., Inc.                                                   5.63      6/01/2015            746
                                                                                                                    ----------
              HOMEBUILDING (0.1%)
     3,500    Centex Corp.                                                                  7.50      1/15/2012          3,359
                                                                                                                    ----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
     2,000    Royal Caribbean Cruises Ltd.                                                  7.25      6/15/2016          1,969
                                                                                                                    ----------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
              HOUSEHOLD APPLIANCES (0.1%)
   $ 3,000    Stanley Works Capital Trust I                                                 5.90%    12/01/2045     $    2,806
                                                                                                                    ----------
              HOUSEWARES & SPECIALTIES (0.1%)
     2,000    Newell Rubbermaid, Inc.                                                       6.35      7/15/2028          2,012
                                                                                                                    ----------
              PUBLISHING (0.1%)
     2,000    Knight-Ridder, Inc.                                                           5.75      9/01/2017          1,502
     2,000    Scholastic Corp.(f)                                                           5.00      4/15/2013          1,747
                                                                                                                    ----------
                                                                                                                         3,249
                                                                                                                    ----------
              SPECIALTY STORES (0.1%)
     2,000    Petro Stopping Centers, LP                                                    9.00      2/15/2012          2,085
                                                                                                                    ----------
              Total Consumer Discretionary                                                                              25,765
                                                                                                                    ----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              TOBACCO (0.1%)
     2,000    Universal Corp.                                                               7.88      2/15/2008          2,009
                                                                                                                    ----------
              ENERGY (0.7%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     3,616    Seacor Holdings, Inc.                                                         7.20      9/15/2009          3,747
     1,000    Seacor Holdings, Inc.                                                         5.88     10/01/2012          1,023
                                                                                                                    ----------
                                                                                                                         4,770
                                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     2,000    Southwestern Energy Co.                                                       7.63      5/01/2027          2,096
     2,000    Southwestern Energy Co.                                                       7.35     10/02/2017          1,985
                                                                                                                    ----------
                                                                                                                         4,081
                                                                                                                    ----------
              OIL & GAS REFINING & MARKETING (0.0%)
       500    Ultramar Diamond Shamrock Corp.                                               6.75     10/15/2037            519
                                                                                                                    ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     2,000    K N Capital Trust III                                                         7.63      4/15/2028          1,805
     2,500    Sabine Pass LNG, LP                                                           7.25     11/30/2013          2,419
     2,000    TEPPCO Partners, LP(a)                                                        7.00      6/01/2067          1,850
                                                                                                                    ----------
                                                                                                                         6,074
                                                                                                                    ----------
              Total Energy                                                                                              15,444
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
              FINANCIALS (7.8%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   $ 3,500    American Capital Strategies Ltd.                                              6.85%     8/01/2012     $    3,535
                                                                                                                    ----------
              CONSUMER FINANCE (0.7%)
     2,000    Ford Motor Credit Co. LLC                                                     7.00     10/01/2013          1,749
     1,000    Ford Motor Credit Co. LLC                                                     4.95      1/15/2008            996
     1,500    Ford Motor Credit Co. LLC                                                     7.80      6/01/2012          1,338
     2,500    General Motors Acceptance Corp.                                               6.75     12/01/2014          2,059
     2,000    Household Finance Corp.                                                       6.38     10/15/2011          2,057
     3,000    HSBC Finance Corp.                                                            5.50      1/19/2016          2,971
     2,000    SLM Corp.                                                                     3.35(g)   6/01/2009          1,879
     4,000    SLM Corp.                                                                     5.28(g)   1/26/2009          3,837
                                                                                                                    ----------
                                                                                                                        16,886
                                                                                                                    ----------
              DIVERSIFIED BANKS (0.5%)
     1,000    Emigrant Bancorp, Inc.(d)                                                     6.25      6/15/2014          1,060
     1,000    JPMorgan Chase & Co.                                                          4.50      1/15/2012            986
       727    U.S. Central Credit Union                                                     2.70      9/30/2009            717
     3,000    Wachovia Bank N.A.                                                            6.00     11/15/2017          3,026
     5,000    Wachovia Bank N.A.(h)                                                         6.60      1/15/2038          4,989
                                                                                                                    ----------
                                                                                                                        10,778
                                                                                                                    ----------
              LIFE & HEALTH INSURANCE (0.6%)
     2,000    Great-West Life & Annuity Insurance Co.(d)                                    7.15      5/16/2046          2,073
     1,000    Lincoln National Corp.                                                        7.00      5/17/2066          1,000
     3,000    Phoenix Companies, Inc.                                                       6.68      2/16/2008          3,003
     4,000    Prudential Holdings, LLC(d)                                                   8.70     12/18/2023          5,144
     2,000    StanCorp Financial Group, Inc.                                                6.90      5/29/2067          1,895
                                                                                                                    ----------
                                                                                                                        13,115
                                                                                                                    ----------
              MULTI-LINE INSURANCE (0.6%)
     1,000    AGFC Capital Trust I(d)                                                       6.00      1/15/2067            924
     1,000    ASIF Global Financing XIX(d)                                                  4.90      1/17/2013            987
     2,000    Genworth Financial, Inc.                                                      6.15     11/15/2066          1,839
     2,000    Glen Meadow(d)                                                                6.51      2/12/2067          1,897
     4,500    Oil Casualty Insurance Ltd.(d)                                                8.00      9/15/2034          4,687
     3,000    Oil Insurance Ltd.(d)                                                         7.56              -(i)       3,090
                                                                                                                    ----------
                                                                                                                        13,424
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
              MULTI-SECTOR HOLDINGS (0.2%)
   $ 3,250    Leucadia National Corp.                                                       7.00%     8/15/2013     $    3,124
     2,000    Leucadia National Corp.                                                       8.65      1/15/2027          1,998
                                                                                                                    ----------
                                                                                                                         5,122
                                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     3,000    AgFirst Farm Credit Bank                                                      6.59              -(i)       2,976
     2,600    Bank of America Corp.                                                         9.38      9/15/2009          2,817
     3,000    Citigroup, Inc.                                                               6.13     11/21/2017          3,093
                                                                                                                    ----------
                                                                                                                         8,886
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (1.9%)
     2,000    21st Century Insurance Group                                                  5.90     12/15/2013          2,111
     2,500    Allstate Corp.(a)                                                             6.13      5/15/2037          2,427
     6,000    Berkshire Hathaway Finance Corp.                                              4.85      1/15/2015          6,007
     2,000    Berkshire Hathaway Finance Corp.                                              4.75      5/15/2012          2,030
     2,000    Chubb Corp.                                                                   6.38      3/29/2037          1,970
     2,000    Fidelity National Title Group, Inc.                                           7.30      8/15/2011          2,099
     1,500    Fidelity National Title Group, Inc.                                           5.25      3/15/2013          1,467
     3,000    Fund American Companies, Inc.                                                 5.88      5/15/2013          3,072
     3,000    Liberty Mutual Group, Inc.(d)                                                 7.00      3/15/2037          2,725
     1,500    Markel Corp.                                                                  7.00      5/15/2008          1,518
     2,000    Markel Corp.                                                                  6.80      2/15/2013          2,116
     2,070    Ohio Casualty Corp.                                                           7.30      6/15/2014          2,295
     3,500    Progressive Corp.                                                             6.70      6/15/2037          3,371
     1,000    RLI Corp.                                                                     5.95      1/15/2014          1,051
     3,000    Security Capital Assurance Ltd.(d)                                            6.88              -(i)       1,658
     3,000    Travelers Companies, Inc.                                                     6.25      3/15/2037          2,849
     4,000    XL Capital Ltd.                                                               6.50              -(i)       3,527
                                                                                                                    ----------
                                                                                                                        42,293
                                                                                                                    ----------
              REGIONAL BANKS (1.4%)
     2,000    Bank of Hawaii                                                                6.88      3/01/2009          2,059
     3,000    CBG Florida REIT Corp.(d)                                                     7.11              -(i)       2,860
     2,000    Colonial Bank, N.A.                                                           8.00      3/15/2009          2,072
     3,000    Cullen/Frost Bankers, Inc.                                                    5.75      2/15/2017          3,139
     2,000    Fifth Third Capital Trust IV                                                  6.50      4/15/2037          1,800
     2,000    First Republic Bank Corp.                                                     7.75      9/15/2012          2,120
     4,000    Fulton Capital Trust I                                                        6.29      2/01/2036          3,777
     3,000    Huntington Capital III                                                        6.65      5/15/2037          2,576
     3,000    Popular North America Capital Trust I                                         6.56      9/15/2034          2,699

62

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
   $ 2,500    Regions Financing Trust II                                                    6.63%     5/15/2047     $    2,145
     3,000    TCF National Bank                                                             5.50      2/01/2016          3,074
     2,500    Webster Capital Trust IV                                                      7.65      6/15/2037          2,126
                                                                                                                    ----------
                                                                                                                        30,447
                                                                                                                    ----------
              REITs - DIVERSIFIED (0.1%)
     2,000    Washington REIT                                                               5.25      1/15/2014          1,997
                                                                                                                    ----------
              REITs - OFFICE (0.0%)
     1,000    Arden Realty, LP                                                              5.25      3/01/2015          1,029
                                                                                                                    ----------
              REITs - RETAIL (0.4%)
     1,000    New Plan Excel Realty Trust                                                   7.40      9/15/2009          1,052
     2,000    Rouse Co.                                                                     7.20      9/15/2012          1,923
     2,000    Rouse Co.(d)                                                                  6.75      5/01/2013          1,876
     3,000    Tanger Factory Outlets                                                        6.15     11/15/2015          3,053
                                                                                                                    ----------
                                                                                                                         7,904
                                                                                                                    ----------
              REITs - SPECIALIZED (0.0%)
     1,000    Hospitality Properties Trust                                                  5.13      2/15/2015            958
                                                                                                                    ----------
              SPECIALIZED FINANCE (0.1%)
     3,000    Financial Security Assurance Holdings Ltd.(d)                                 6.40     12/15/2066          2,495
                                                                                                                    ----------
              THRIFTS & MORTGAGE FINANCE (0.7%)
     1,000    Countrywide Financial Corp.                                                   4.50      6/15/2010            748
     3,000    Countrywide Financial Corp.                                                   6.25      5/15/2016          1,893
     1,000    Countrywide Home Loan                                                         4.00      3/22/2011            761
     2,185    Independence Community Bank Corp.                                             3.50      6/20/2013          2,168
     3,000    Independence Community Bank Corp.                                             3.75      4/01/2014          2,962
     1,250    Radian Group, Inc.                                                            7.75      6/01/2011          1,065
     3,000    Roslyn Bancorp, Inc.                                                          7.50     12/01/2008          3,059
     1,050    Sovereign Bank                                                                4.38      8/01/2013          1,044
     2,500    Washington Mutual Preferred Funding Trust I(d)                                6.53              -(i)       1,330
     2,000    Washington Mutual Preferred Funding Trust IV(d)                               9.75              -(i)       1,602
                                                                                                                    ----------
                                                                                                                        16,632
                                                                                                                    ----------
              Total Financials                                                                                         175,501
                                                                                                                    ----------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (0.6%)
              ------------------
              BUILDING PRODUCTS (0.1%)
   $ 2,500    USG Corp.                                                                     6.30%    11/15/2016     $    2,240
                                                                                                                    ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,295    Ametek, Inc.                                                                  7.20      7/15/2008          2,316
                                                                                                                    ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     1,500    Allied Waste North America, Inc.                                              5.75      2/15/2011          1,468
                                                                                                                    ----------
              RAILROADS (0.1%)
     3,000    TTX Co.(d)                                                                    5.40      2/15/2016          3,095
                                                                                                                    ----------
              TRUCKING (0.2%)
     4,750    Roadway Corp.                                                                 8.25     12/01/2008          4,814
                                                                                                                    ----------
              Total Industrials                                                                                         13,933
                                                                                                                    ----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     2,000    Fiserv, Inc.                                                                  4.00      4/15/2008          1,991
     3,000    Fiserv, Inc.                                                                  6.80     11/20/2017          3,051
                                                                                                                    ----------
              Total Information Technology                                                                               5,042
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     4,000    US Unwired, Inc.                                                             10.00      6/15/2012          4,274
                                                                                                                    ----------
              UTILITIES (2.3%)
              ----------------
              ELECTRIC UTILITIES (1.5%)
     1,000    Ameren UE                                                                     5.10     10/01/2019            952
     3,045    Cedar Brakes II, LLC(d)                                                       9.88      9/01/2013          3,347
     3,000    Entergy Louisiana, Inc.                                                       5.83     11/01/2010          2,991
     2,000    FPL Group Capital, Inc.                                                       6.35     10/01/2066          1,904
     2,000    Illinois Power Co.(d)                                                         6.13     11/15/2017          2,034
     4,000    Monongahela Power Co.                                                         7.36      1/15/2010          4,153
     1,928    Oglethorpe Power Corp.                                                        6.97      6/30/2011          2,015

64

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
   $ 2,383    Power Contract Financing(d)                                                   6.26%     2/01/2010     $    2,437
     2,000    PPL Capital Funding, Inc.                                                     4.33      3/01/2009          1,987
     3,000    PPL Capital Funding, Inc.                                                     6.70      3/30/2067          2,861
     1,000    Sierra Pacific Power Co.                                                      6.25      4/15/2012          1,047
     1,000    Texas Competitive Electric Holdings Co., LLC(j)                               8.40     10/10/2014            980
     1,000    Texas Competitive Electric Holdings Co., LLC(j)                               8.62     10/10/2014            981
     1,795    Texas-New Mexico Power Co.                                                    6.13      6/01/2008          1,792
     2,629    Tristate General & Transport Association(d)                                   6.04      1/31/2018          2,664
     1,000    TXU Electricity Ltd. (INS)                                                    7.25     12/01/2016          1,127
     1,000    West Penn Power Co.                                                           6.63      4/15/2012          1,072
                                                                                                                    ----------
                                                                                                                        34,344
                                                                                                                    ----------
              GAS UTILITIES (0.3%)
     2,000    Enbridge Energy Partners, LP                                                  8.05     10/01/2037          2,020
     2,000    Noram Energy Corp.                                                            6.50      2/01/2008          2,003
     1,040    Northern Border Partners, LP                                                  8.88      6/15/2010          1,148
                                                                                                                    ----------
                                                                                                                         5,171
                                                                                                                    ----------
              MULTI-UTILITIES (0.5%)
     4,000    Black Hills Corp.                                                             6.50      5/15/2013          4,080
     2,500    Puget Sound Energy, Inc.                                                      6.97      6/01/2067          2,426
     3,500    Wisconsin Energy Corp.                                                        6.25      5/15/2067          3,276
     2,000    WPS Resources Corp.                                                           6.11     12/01/2066          1,865
                                                                                                                    ----------
                                                                                                                        11,647
                                                                                                                    ----------
              Total Utilities                                                                                           51,162
                                                                                                                    ----------
              Total Corporate Obligations (cost: $304,257)                                                             293,130
                                                                                                                    ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)

              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
     1,500    Nakilat, Inc.(d)                                                              6.07     12/31/2033          1,464
     1,300    PEMEX Finance Ltd.                                                            9.03      2/15/2011          1,380
       800    PEMEX Finance Ltd.                                                            8.88     11/15/2010            843
     3,000    Trans-Canada Pipelines Ltd.                                                   6.35      5/15/2067          2,884
                                                                                                                    ----------
                                                                                                                         6,571
                                                                                                                    ----------
              OIL & GAS DRILLING (0.1%)
     1,253    Delek & Avner-Yam Tethys Ltd.(d)                                              5.33      8/01/2013          1,274
                                                                                                                    ----------
              Total Energy                                                                                               7,845
                                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
              FINANCIALS (2.8%)
              -----------------
              DIVERSIFIED BANKS (1.4%)
   $ 2,000    ANZ Capital Trust I(d)                                                        4.48%             -(i)  $    1,968
     2,000    BNP Paribas(d)                                                                7.20              -(i)       1,886
     3,000    BOI Capital Funding Number 3 LP(d)                                            6.11              -(i)       2,641
     3,000    HBOS plc(d)                                                                   6.41              -(i)       2,535
     2,500    Landsbanki Islands hf(d)                                                      7.43              -(i)       2,414
     2,500    Lloyds TSB Group plc(d)                                                       6.27              -(i)       2,250
     2,500    Mizuho Capital Investment 1 Ltd.(a),(d)                                       6.69              -(i)       2,250
     2,000    National Capital Trust II(d)                                                  5.49              -(i)       1,836
     2,000    Nordea Bank AB(d)                                                             5.42              -(i)       1,816
     3,000    Royal Bank of Scotland Group plc                                              7.64              -(i)       3,051
     2,000    Santander Perpetual SA(d)                                                     6.67              -(i)       1,934
     2,000    Skandinaviska Enskilda Banken AB(d)                                           5.47              -(i)       1,812
     2,500    Standard Chartered plc(d)                                                     6.41              -(i)       2,299
     1,500    Sumitomo Mitsui Financial Group
                Preferred Capital(d)                                                        6.08              -(i)       1,384
     2,000    UFJ Finance Aruba AEC                                                         8.75              -(i)       2,047
                                                                                                                    ----------
                                                                                                                        32,123
                                                                                                                    ----------
              LIFE & HEALTH INSURANCE (0.1%)
     2,500    AXA S.A.(d)                                                                   6.46              -(i)       2,248
                                                                                                                    ----------
              MULTI-LINE INSURANCE (0.1%)
     2,000    ING Capital Funding Trust III                                                 8.44              -(i)       2,124
                                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     2,000    ZFS Finance USA Trust II(d)                                                   6.45     12/15/2065          1,835
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
     2,500    Allied World Assurance Holdings Ltd.                                          7.50      8/01/2016          2,707
     2,500    Catlin Insurance Co. Ltd.(d)                                                  7.25              -(i)       2,358
     1,145    Mantis Reef Ltd. II(d)                                                        4.80     11/03/2009          1,163
                                                                                                                    ----------
                                                                                                                         6,228
                                                                                                                    ----------
              REGIONAL BANKS (0.1%)
     3,000    Glitnir Banki hf(a),(d)                                                       7.45              -(i)       3,050
                                                                                                                    ----------
              REINSURANCE (0.6%)
     2,000    Endurance Specialty Holdings, Ltd.                                            6.15     10/15/2015          2,027
     2,000    Max USA Holdings, Ltd.(d)                                                     7.20      4/14/2017          2,030

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                   (continued)

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NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
   $ 4,000    Montpelier Re Holdings Ltd.                                                   6.13%     8/15/2013     $    4,117
     4,000    Platinum Underwriters Finance, Inc.                                           7.50      6/01/2017          4,422
                                                                                                                    ----------
                                                                                                                        12,596
                                                                                                                    ----------
              SPECIALIZED FINANCE (0.1%)
     2,500    QBE Capital Funding II LP(d)                                                  6.80              -(i)       2,425
                                                                                                                    ----------
              Total Financials                                                                                          62,629
                                                                                                                    ----------
              MATERIALS (0.1%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
     2,500    Glencore Finance S.A.                                                         8.00              -(i)       2,419
                                                                                                                    ----------
              Total Eurodollar and Yankee Obligations (cost: $74,916)                                                   72,893
                                                                                                                    ----------
              ASSET-BACKED SECURITIES (1.5%)

              FINANCIALS (1.4%)
              -----------------
              ASSET-BACKED FINANCING (1.4%)
     1,349    Aerco Ltd.(d)                                                                 5.17(g)   7/15/2025          1,352
       971    Airport Airplanes                                                             5.03(g)   3/15/2019            918
     4,000    ARG Funding Corp.(d)                                                          4.29      4/20/2011          3,968
     3,000    Banc of America Mortgage Securities, Inc.                                     4.15(g)   7/25/2034          2,975
     2,200    Capital One Master Trust(d)                                                   6.70      6/15/2011          2,333
     2,785    CPS Auto Receivables Trust(d)                                                 5.27     10/15/2010          2,790
     3,000    Credit Acceptance Auto Dealer Loan Trust                                      6.16      4/15/2013          2,995
     2,000    Hertz Vehicle Financing, LLC                                                  5.08     11/25/2011          2,012
     2,000    HSBC Automotive Trust                                                         4.94     11/19/2012          2,008
     3,897    Santander Drive Auto Receivables Trust                                        5.20     12/15/2010          3,900
     3,000    Triad Automobile Receivables Trust                                            5.43      7/14/2014          3,038
     1,889    Trinity Rail Leasing L.P.(d)                                                  5.90      5/14/2036          1,942
     2,000    UPFC Auto Receivables Trust                                                   5.75      9/15/2010          2,018
                                                                                                                    ----------
              Total Financials                                                                                          32,249
                                                                                                                    ----------
              INDUSTRIALS (0.1%)
              ------------------
              AIRLINES (0.1%)
       388    America West Airlines, Inc.                                                   6.85      7/02/2009            380
     1,662    America West Airlines, Inc. (INS)                                             7.93      1/02/2019          1,754
                                                                                                                    ----------
              Total Industrials                                                                                          2,134
                                                                                                                    ----------
              Total Asset-Backed Securities (cost: $33,934)                                                             34,383
                                                                                                                    ----------

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (4.4%)

              FINANCIALS (4.4%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)
   $ 2,012    Banc of America Commercial Mortgage Trust                                     7.02%     9/15/2032     $    2,039
     1,106    Bear Stearns Commercial Mortgage Securities, Inc.                             4.00      3/13/2040          1,082
     5,000    Chase Commercial Mortgage Securities Corp.(f)                                 7.63      7/15/2032          5,300
     5,000    Chase Commercial Mortgage Securities Corp.                                    7.32     10/15/2032          5,252
     3,000    Chase Commercial Mortgage Securities Corp.                                    6.39     11/18/2030          3,003
     1,000    Commercial Mortgage Asset Trust                                               6.98      1/17/2032          1,075
     2,000    Commercial Mortgage Trust(d)                                                  5.15      5/10/2043          2,049
     5,000    Commercial Mortgage Trust                                                     4.58     10/15/2037          4,892
     7,250    Credit Suisse First Boston Mortgage Securities Corp.(f)                       7.55      4/15/2062          7,569
       632    Credit Suisse First Boston Mortgage Securities Corp.                          6.10      8/15/2036            634
     2,000    Credit Suisse First Boston Mortgage Securities Corp.(d)                       6.65     12/18/2035          2,050
     4,782    DLJ Commercial Mortgage Corp.                                                 7.30      6/10/2032          4,912
     4,600    First Union National Bank Commercial Mortgage Trust                           7.39     12/15/2031          4,781
     1,000    GE Capital Commercial Mortgage Corp.                                          6.07      6/10/2038          1,037
     2,507    Government Lease Trust(d)                                                     6.48      5/18/2011          2,594
     1,000    GS Mortgage Securities Corp. II(d)                                            6.45      8/05/2018          1,049
     4,000    GS Mortgage Securities Corp. II                                               4.30      1/10/2040          3,937
     2,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.                        5.49      4/15/2043          2,032
     4,000    LB-UBS Commercial Mortgage Trust                                              5.87      6/15/2032          4,121
     1,625    LB-UBS Commercial Mortgage Trust                                              4.56      9/15/2026          1,613
       597    Merrill Lynch Mortgage Investors, Inc.                                        6.48     11/15/2026            598
     2,593    Merrill Lynch Mortgage Investors, Inc.                                        7.56     11/15/2031          2,676
     4,000    Morgan Stanley Capital I, Inc.                                                5.80      8/12/2041          4,143
     5,000    Mortgage Capital Funding, Inc.                                                7.08      6/18/2030          5,050
     1,000    Nationslink Funding Corp.(d)                                                  7.04      1/20/2031            987
     2,000    Prudential Mortgage Capital Funding, LLC                                      6.76      5/10/2034          2,115
     1,414    TIAA Real Estate Co. Ltd.(d)                                                  6.56      6/19/2026          1,417
     3,000    Wachovia Bank Commercial Mortgage Trust                                       4.61      5/15/2044          2,964
     5,500    Wachovia Bank Commercial Mortgage Trust                                       4.66      4/15/2042          5,469
     5,000    Wachovia Bank Commercial Mortgage Trust                                       5.00      7/15/2041          5,007

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
  $  2,000    Wachovia Bank Commercial Mortgage Trust                                       5.62%     7/15/2045     $    2,038
     4,000    Wachovia Bank Commercial Mortgage Trust                                       5.50     10/15/2048          4,063
                                                                                                                    ----------
                                                                                                                        97,548
                                                                                                                    ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     9,250    Bear Stearns Commercial Mortgage Securities,
                 Inc. (acquired 6/17/2004; cost $538)(d),(k)                                2.06      5/14/2016            247
                                                                                                                    ----------
              Total Financials                                                                                          97,795
                                                                                                                    ----------
              Total Commercial Mortgage Securities (cost: $97,175)                                                      97,795
                                                                                                                    ----------
              U.S. GOVERNMENT AGENCY ISSUES (0.5%)(b)

              ASSET-BACKED FINANCING (0.1%)
     2,044    U.S. Small Business Administration                                            4.07      6/01/2023          1,981
                                                                                                                    ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    18,903    Government National Mortgage Assn.                                            1.76      7/16/2010            381
                                                                                                                    ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.4%)
     4,994    Fannie Mae(+)                                                                 5.50      6/01/2037          5,003
       365    Fannie Mae(+)                                                                 6.50     10/01/2016            378
       312    Fannie Mae(+)                                                                 7.00      2/01/2030            328
       154    Fannie Mae(+)                                                                 7.00      8/01/2030            162
       137    Government National Mortgage Assn. I                                          6.50      5/15/2023            142
       276    Government National Mortgage Assn. I                                          6.50      8/15/2023            287
        78    Government National Mortgage Assn. I                                          6.50      4/15/2024             82
       406    Government National Mortgage Assn. I                                          6.50      1/15/2032            422
        29    Government National Mortgage Assn. I                                          7.50      3/15/2017             31
        67    Government National Mortgage Assn. I                                          7.50      3/15/2017             71
        13    Government National Mortgage Assn. I                                          7.50      3/15/2017             13
        10    Government National Mortgage Assn. I                                          8.00      6/15/2016             11
         5    Government National Mortgage Assn. I                                          8.00      9/15/2016              6
        20    Government National Mortgage Assn. I                                          8.00     11/15/2016             22
        27    Government National Mortgage Assn. I                                          8.00     12/15/2016             28
        32    Government National Mortgage Assn. I                                          8.00      3/15/2017             34
         1    Government National Mortgage Assn. I                                          8.50      9/15/2009              1
         7    Government National Mortgage Assn. I                                          8.50      6/15/2016              8
         6    Government National Mortgage Assn. I                                          8.50      6/15/2016              6
        12    Government National Mortgage Assn. I                                          8.50      7/15/2016             13
         4    Government National Mortgage Assn. I                                          8.50      9/15/2016              4

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
  $      1    Government National Mortgage Assn. I                                          8.50%     9/15/2016     $        1
        11    Government National Mortgage Assn. I                                          8.50     12/15/2016             12
        19    Government National Mortgage Assn. I                                          8.50     12/15/2016             21
         2    Government National Mortgage Assn. I                                          8.50      1/15/2017              2
        17    Government National Mortgage Assn. I                                          8.50      1/15/2017             19
        10    Government National Mortgage Assn. I                                          8.50      2/15/2017             11
         2    Government National Mortgage Assn. I                                          9.00      6/15/2016              2
         2    Government National Mortgage Assn. I                                          9.00      7/15/2016              2
         2    Government National Mortgage Assn. I                                          9.00      8/15/2016              2
         4    Government National Mortgage Assn. I                                          9.00      9/15/2016              4
         2    Government National Mortgage Assn. I                                          9.00     10/15/2016              2
         4    Government National Mortgage Assn. I                                          9.50      6/15/2009              4
         1    Government National Mortgage Assn. I                                          9.50      6/15/2009              -
         6    Government National Mortgage Assn. I                                          9.50      6/15/2009              7
         3    Government National Mortgage Assn. I                                          9.50      9/15/2009              3
         2    Government National Mortgage Assn. I                                          9.50      7/15/2016              2
        16    Government National Mortgage Assn. I                                          9.50      9/15/2016             17
         3    Government National Mortgage Assn. I                                          9.50     11/15/2016              3
        16    Government National Mortgage Assn. I                                          9.50     11/15/2016             18
         3    Government National Mortgage Assn. I                                          9.50     11/15/2016              4
        39    Government National Mortgage Assn. I                                          9.50      4/15/2017             42
         5    Government National Mortgage Assn. I                                         10.00     11/15/2009              6
         6    Government National Mortgage Assn. I                                         10.00     11/15/2009              7
         1    Government National Mortgage Assn. I                                         10.00     11/15/2009              1
         5    Government National Mortgage Assn. I                                         10.00     12/15/2009              5
       311    Government National Mortgage Assn. II                                         7.50      6/20/2030            330
        80    Government National Mortgage Assn. II                                         7.50      4/20/2031             85
       272    Government National Mortgage Assn. II                                         8.00      8/20/2030            294
                                                                                                                    ----------
                                                                                                                         7,958
                                                                                                                    ----------
              Total U.S. Government Agency Issues (cost: $10,156)                                                       10,320
                                                                                                                    ----------
              MUNICIPAL BONDS (0.4%)

              CASINOS & GAMING (0.2%)
     2,000    Mashantucket (Western) Pequot Tribe, CT(d)                                    5.91      9/01/2021          1,794
     3,500    Seneca Nation of Indians Capital Improvements Auth., NY                       6.75     12/01/2013          3,549
                                                                                                                    ----------
                                                                                                                         5,343
                                                                                                                    ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     1,103    California Maritime Infrastructure Auth.                                      6.63     11/01/2009          1,105
                                                                                                                    ----------

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)    SECURITY                                                                      RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
   $ 2,000    Erie County, NY Tobacco Asset
                 Securitization Corp.                                                       6.00%     6/01/2028     $    1,944
                                                                                                                    ----------
              Total Municipal Bonds (cost: $8,562)                                                                       8,392
                                                                                                                    ----------
              Total Bonds (cost: $529,000)                                                                             516,913
                                                                                                                    ----------
              MONEY MARKET INSTRUMENTS (2.0%)

              COMMERCIAL PAPER (1.2%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              PACKAGED FOODS & MEAT (0.4%)
     8,011    Kraft Foods, Inc.                                                             4.80     12/04/2007          8,008
                                                                                                                    ----------
              FINANCIALS (0.4%)
              -----------------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
     4,007    UBS Finance Delaware, LLC                                                     4.45     12/03/2007          4,006
                                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (0.2%)
     5,001    Alfa Corp.                                                                    4.71     12/04/2007          4,999
                                                                                                                    ----------
              Total Financials                                                                                           9,005
                                                                                                                    ----------
              HEALTH CARE (0.4%)
              ------------------
              MANAGED HEALTH CARE (0.4%)
     8,300    Wellpoint, Inc.(d),(l)                                                        4.95     12/03/2007          8,298
                                                                                                                    ----------
              Total Commercial Paper                                                                                    25,311
                                                                                                                    ----------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.8%)
18,983,389    SSgA Prime Money Market Fund, 4.74%(m)                                                                    18,983
                                                                                                                    ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                                               VALUE
     (000)    SECURITY                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (0.0%)

              BILLS (0.0%)
              ------------
   $   400    3.42%, 12/20/2007                                                                                     $      399
                                                                                                                    ----------
              Total Money Market Instruments (cost: $44,693)                                                            44,693
                                                                                                                    ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (6.7%)

              REPURCHASE AGREEMENTS (5.6%)

    59,000    Credit Suisse First Boston LLC,  4.55%,  acquired on 11/30/2007 and due  12/03/2007  at  $59,000  (collateralized  by $2,890 of
                 Freddie Mac Discount  Notes(b),(+),  4.51%(c),  due  5/05/2008;
                 $58,894 of Fannie Mae Discount Notes(b),(+),  4.09% - 4.29%(c),
                 due 6/27/2008 - 9/26/2008; combined market value $60,182)                                              59,000
    67,000    Deutsche Bank Securities, Inc., 4.55%, acquired on 11/30/2007 and due
                 12/03/2007 at $67,000 (collateralized by $18,900 of Freddie Mac
                 Notes(b),(+),  5.87%,  due  1/05/2027;  $15,000 of Freddie  Mac
                 Discount Notes(b),(+), 4.60%(c), due 12/14/2007; $4,413 of Farm
                 Credit Bank  Notes(b),(+),  5.15%,  due 10/25/2011;  $27,758 of
                 Fannie  Mae  Notes(b),(+),  4.75%  -  5.35%,  due  9/26/2012  -
                 2/21/2013; combined market value $68,341)                                                              67,000
                                                                                                                    ----------
              Total Repurchase Agreements                                                                              126,000
                                                                                                                    ----------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (1.1%)
   157,928    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.87%(m)                                              158
26,144,095    Merrill Lynch Premier Institutional Fund, 4.96%(m)                                                        26,144
                                                                                                                    ----------
              Total Money Market Funds                                                                                  26,302
                                                                                                                    ----------
              Total Short-Term Investments Purchased With Cash
                 Collateral From Securities Loaned (cost: $152,302)                                                    152,302
                                                                                                                    ----------

              TOTAL INVESTMENTS (COST: $2,305,863)                                                                  $2,406,768
                                                                                                                    ==========

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 35.9% of net assets as of November 30, 2007.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         iSHARES -  exchange-traded  funds,  managed  by  Barclays  Global  Fund
         Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         REIT - Real estate investment trust

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by AMBAC Assurance Corp.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2007.

         (b) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

             full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Security was fair valued at November 30, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (f) At November 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases and the value of open futures contracts at November 30, 2007, as shown in the following table:

                                                                                          UNREALIZED
       TYPE OF FUTURE              EXPIRATION     CONTRACTS    POSITION       VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------
SPI 200 Index Futures             December 2007       3          Long      $435,040,000     $ 4,000
DJ Euro Stoxx 50 Index Futures    December 2007      31          Long         1,999,000      24,000
FTSE 100 Index Futures            December 2007      10          Long         1,329,000           -
Nikkei 225 Index Futures          December 2007      32          Long         2,526,000      40,000
                                                                                            -------
                                                                                            $68,000
                                                                                            =======

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2007.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         (h) At November 30, 2007, the aggregate market value of securities purchased on a when-issued basis was $4,989,000.

         (i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (j) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2007. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

         (k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2007, was $247,000, which represented less than 0.1% of the Fund's net assets.

         (l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (m) Rate represents the money market fund annualized seven-day yield at November 30, 2007.

         * Non-income-producing security for the 12 months preceding November 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

76

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $146,601) (identified cost of $2,305,863)                      $2,406,768
  Cash                                                                                176
  Cash denominated in foreign currencies (identified cost of $3,728)                3,686
  Receivables:
     Capital shares sold                                                            4,793
     USAA Investment Management Company (Note 6D)                                      33
     Dividends and interest                                                        10,324
     Securities sold                                                               43,712
     Other                                                                             55
  Variation margin on futures contracts                                               180
                                                                               ----------
        Total assets                                                            2,469,727
                                                                               ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                             152,535
     Securities purchased                                                          60,837
     Capital shares redeemed                                                        2,043
  Unrealized depreciation on foreign currency contracts held, at value                 79
  Accrued management fees                                                           1,318
  Accrued transfer agent's fees                                                        29
  Other accrued expenses and payables                                                 170
                                                                               ----------
        Total liabilities                                                         217,011
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $2,252,716
                                                                               ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $1,876,385
  Accumulated undistributed net investment income                                  34,853
  Accumulated net realized gain on investments                                    240,535
  Net unrealized appreciation of investments and futures contracts                100,973
  Net unrealized depreciation of foreign currency translations                        (30)
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $2,252,716
                                                                               ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                      79,168
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $    28.45
                                                                               ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $346)                              $ 14,954
  Interest                                                                         16,833
  Securities lending (net)                                                            372
                                                                                 --------
     Total income                                                                  32,159
                                                                                 --------
EXPENSES
  Management fees                                                                   7,939
  Administration and servicing fees                                                 1,658
  Transfer agent's fees                                                             2,704
  Custody and accounting fees                                                         412
  Postage                                                                             306
  Shareholder reporting fees                                                           94
  Trustees' fees                                                                        4
  Registration fees                                                                    32
  Professional fees                                                                    48
  Other                                                                                18
                                                                                 --------
     Total expenses                                                                13,215
  Expenses paid indirectly                                                            (52)
  Expenses reimbursed                                                                 (52)
                                                                                 --------
     Net expenses                                                                  13,111
                                                                                 --------
NET INVESTMENT INCOME                                                              19,048
                                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
     Investments: (net of foreign taxes withheld of $8)
        Unaffiliated transactions                                                 102,652
        Affiliated transactions (Note 8)                                             (147)
     Foreign currency transactions                                                   (470)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                 (125,573)
     Foreign currency translations                                                    (17)
     Futures contracts                                                                 68
                                                                                 --------
        Net realized and unrealized loss                                          (23,487)
                                                                                 --------
  Decrease in net assets resulting from operations                               $ (4,439)
                                                                                 ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

78

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CORNERSTONE STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MAY 31, 2007

                                                                         11/30/2007       5/31/2007
                                                                         --------------------------
FROM OPERATIONS
  Net investment income                                                  $   19,048      $   31,778
  Net realized gain on investments                                          102,505         199,635
  Net realized gain (loss) on foreign currency transactions                    (470)              4
  Change in net unrealized appreciation/depreciation of:
     Investments                                                           (125,573)         99,557
     Foreign currency translations                                              (17)            (49)
     Futures contracts                                                           68               -
                                                                         --------------------------
        Increase (decrease) in net assets resulting from operations          (4,439)        330,925
                                                                         --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                           -         (37,533)
  Net realized gains                                                              -        (146,623)
                                                                         --------------------------
     Distributions to shareholders                                                -        (184,156)
                                                                         --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                 225,712         404,761
  Reinvested dividends                                                            -         181,610
  Cost of shares redeemed                                                  (161,918)       (251,902)
                                                                         --------------------------
     Increase in net assets from capital share transactions                  63,794         334,469
                                                                         --------------------------
  Net increase in net assets                                                 59,355         481,238

NET ASSETS
  Beginning of period                                                     2,193,361       1,712,123
                                                                         --------------------------
  End of period                                                          $2,252,716      $2,193,361
                                                                         ==========================
Accumulated undistributed net investment income:
  End of period                                                          $   34,853      $   15,805
                                                                         ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                                 7,966          14,807
  Shares issued for dividends reinvested                                          -           6,731
  Shares redeemed                                                            (5,722)         (9,216)
                                                                         --------------------------
     Increase in shares outstanding                                           2,244          12,322
                                                                         ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity  securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases,

80

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                 events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                 market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Repurchase  agreements are valued at cost,  which  approximates market value.

              7. Futures contracts are valued at the last quoted sales price.

              8. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

82

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

84

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2007, net outstanding delayed-delivery commitments, including

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              interest purchased, for the Fund were $5,984,000, all of which were when-issued securities. Certain of these when-issued securities were sold as of November 30, 2007, resulting in outstanding when-issued sales commitments of $995,480,000.

           H. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $16,000 and $36,000, respectively, resulting in a total reduction in Fund expenses of $52,000.

           I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

86

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2007, the Fund paid CAPCO facility fees of $2,000, which represents 5.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2007, were $2,013,250,000 and $1,928,922,000, respectively.

         As of November 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2007, were $178,904,000 and $77,999,000, respectively, resulting in net unrealized appreciation of $100,905,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

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           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2007, the Fund received securities-lending income of $372,000, which is net of the 20% income retained by Wachovia. As of November 30, 2007, the Fund loaned securities having a fair market value of approximately $146,601,000, which excluded $2,477,000 of securities on loan that were sold prior to November 30, 2007. The Fund received cash collateral of $152,535,000 for the loans. Of this amount, $152,302,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $233,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/-0.04%
+/-4.01% to 7.00%                        +/-0.05%
+/-7.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible

90

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $7,939,000, which is net of a performance adjustment of $(349,000) that decreased the base management fee of 0.75% by 0.02%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch), Credit Suisse Asset Management, LLC (Credit Suisse), and effective July 9, 2007, with Quantitative Management Associates LLC (QMA), under which Batterymarch directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. and international stocks (as allocated from time to time by the Manager), Credit Suisse directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. stocks (as allocated from time to time by the Manager), and QMA directs the investment and reinvestment of a portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager). Effective October 1, 2007, the Manager has entered into an investment subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group). The Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

              Effective July 9, 2007, the Manager terminated its investment subadvisory agreement with MFS Investment Management (MFSIM), under which MFSIM had directed the investment and reinvestment of a portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager).

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

             The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate average net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund, the USAA World Growth Fund, and the USAA Capital Growth Fund combined, in an annual amount of 0.25% on the first $250 million of assets; 0.21% on assets over $250 million and up to $500 million; and 0.17% on assets over $500 million. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $600,000.

             The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average net assets that Credit Suisse manages. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $394,000.

             The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees for the Fund, paid or payable to QMA, of $365,000.

             Prior to July 9, 2007, the Manager (not the Fund) paid MFSIM a subadvisory fee in the annual amount of 0.29% of the portion of the Fund's average net assets that MFSIM managed. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees, paid to MFSIM, of $44,000.

             The Manager (not the Fund) pays CSSU a subadvisory fee based on the total notional amount of the options contracts that CSSU manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, and the USAA Total Return Strategy Fund, in the annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to

92

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

             $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the option contracts' underlying index. For the six-month period ended November 30, 2007, the Manager did not allocate any assets of the Fund to CSSU for management; therefore, the Manager did not pay any subadvisory fees with respect to the Fund to CSSU.

          C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,658,000.

             In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2007, the Fund reimbursed the Manager $19,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

          D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2007, the Fund incurred reimbursable expenses of $52,000, of which $33,000 was receivable from the Manager.

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

          E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,704,000.

          F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

       Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

       During the six-month period ended November 30, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                       NET REALIZED
                                                      COST TO              LOSS
     SELLER                 PURCHASER                PURCHASER          TO SELLER
-----------------------------------------------------------------------------------
USAA Cornerstone         USAA Balanced
  Strategy Fund            Strategy Fund            $  922,000          $(147,000)
USAA First Start         USAA Cornerstone
  Growth Fund              Strategy Fund             2,053,000             (5,000)

94

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

          A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

          B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

          C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
             159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

96

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     NOVEMBER 30,                                   YEAR ENDED MAY 31,
                                     -----------------------------------------------------------------------------------------
                                           2007             2007           2006           2005           2004             2003
                                     -----------------------------------------------------------------------------------------
Net asset value at
   beginning of period               $    28.51       $    26.50     $    26.53     $    25.80     $    22.22       $    23.57
                                     -----------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                    .23              .40            .56            .30(a)         .22              .27
   Net realized and
      unrealized gain (loss)               (.29)            4.38           1.68           2.13(a)        3.57             (.93)
                                     -----------------------------------------------------------------------------------------
Total from investment
   operations                              (.06)            4.78           2.24           2.43(a)        3.79             (.66)
                                     -----------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                      -             (.53)          (.22)          (.45)          (.21)            (.26)
   Realized capital gains                     -            (2.24)         (2.05)         (1.25)             -             (.43)
                                     -----------------------------------------------------------------------------------------
Total distributions                           -            (2.77)         (2.27)         (1.70)          (.21)            (.69)
                                     -----------------------------------------------------------------------------------------
Net asset value at end
   of period                         $    28.45       $    28.51     $    26.50     $    26.53     $    25.80       $    22.22
                                     =========================================================================================
Total return (%)*                          (.21)           18.82(c)        8.67           9.42          17.08            (2.59)
Net assets at end
   of period (000)                   $2,252,716       $2,193,361     $1,712,123     $1,543,380     $1,350,044       $1,132,544
Ratios to average
   net assets:
   Expenses (%)**(b)                       1.19(d)          1.19(c)        1.17           1.18           1.19             1.19
   Expenses, excluding
      reimbursements (%)**(b)              1.19(d)          1.19(c)        1.17           1.18           1.20             1.27
   Net investment
      income (%)**                         1.72(d)          1.68           2.01           1.15            .81             1.34
Portfolio turnover (%)                       88              127            151             65             91              131

 *  Assumes  reinvestment of all net investment income and realized capital gain distributions  during the period.  Includes  adjustments in accordance  with
    U.S.  generally  accepted  accounting  principles  and could differ from the
    Lipper reported return.
**  For the six-month  period ended  November 30, 2007,  average net assets were
    $2,210,955,000.
(a) Calculated using average shares.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)        (.00%)(+)      (.01%)         (.02%)         (.02%)           (.01%)
    (+) Represents less than 0.01% of average net assets.
(c) For the year ended May 31, 2007, SAS  voluntarily  reimbursed the Fund for a portion of the  transfer  agency fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.
(d) Annualized.  The  ratio  is not  necessarily  indicative  of 12  months  of operations.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

             As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

             The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2007, through November 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

             The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

             The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

98

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007

             ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

             Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                     BEGINNING                ENDING                DURING PERIOD*
                                   ACCOUNT VALUE           ACCOUNT VALUE            JUNE 1, 2007 -
                                    JUNE 1, 2007         NOVEMBER 30, 2007        NOVEMBER 30, 2007
                                   ----------------------------------------------------------------
Actual                               $1,000.00               $  997.90                  $5.94

Hypothetical
   (5% return before expenses)        1,000.00                1,019.05                   6.01

            *Expenses are equal to the Fund's annualized expense ratio of 1.19%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of -0.21% for the six-month period of June 1, 2007, through November 30, 2007.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

             At a meeting of the Board of Trustees (the Board) held on September 20, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved a Subadvisory Agreement with Credit Suisse Securities (USA) LLC with respect to the Fund.

             In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

             After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

             NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services provided by the Subadviser. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Board noted that the materials provided to it by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted the

100

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

             Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of the Subadviser.

             SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Board noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement would be paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in the
             Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered for the above reasons.

             SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. The Board took into account that the advisory fees paid by the Fund would not change. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

             CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; and (iii) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

102

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                                                                             103

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104

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27800-0108                                  (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-24-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01-28-2008
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    01-24-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.